Registration No. 333-________

=================================================================

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ☐   Post-Effective Amendment No.

(Check appropriate box or boxes)

DREYFUS MUNICIPAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Michael A. Rosenberg, Esq.

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

Copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective on August 31, 2009 pursuant to Rule 488.

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

DREYFUS MUNICIPAL FUNDS, INC.

Form N-14

Cross Reference Sheet

Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.		PROSPECTUS/PROXY STATEMENT CAPTION

Part A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Synopsis Information and Risk Factors	Summary

Item 4.	Information About the Reorganizations	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganizations; Information About the Reorganizations; Exhibit A – Form of Agreement and Plan of Reorganization

Item 5.	Information About the Registrant	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganizations; Information About the Reorganizations; Additional Information About the Acquiring Fund and the Funds

Item 6.	Information About the Funds Being Acquired	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganizations; Information About the Reorganizations; Additional Information About the Acquiring Fund and the Funds

Item 7.	Voting Information	Letter to Shareholders; Questions and Answers; Notice of Special Joint Meeting of Shareholders; Cover Page; Voting Information

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B		STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of the Registrant, dated December 15, 2008(1)

Item 13.	Additional Information About the Funds Being Acquired	Statement of Additional Information of Dreyfus State Municipal Bond Funds, dated September 1, 2008(2)

Item 14.	Financial Statements

Annual Report of Dreyfus AMT-Free Municipal Bond Fund, a series of the Registrant, dated August 31, 2008(3);

Semi-Annual Report of Dreyfus AMT-Free Municipal Bond Fund, a series of the Registrant, dated February 28, 2009(4); Annual Report of Dreyfus Michigan Fund, Dreyfus North Carolina Fund and Dreyfus Virginia, series of Dreyfus State Municipal Bond Funds, dated April 30, 2009(5)

PART C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

_______________________

(1)	Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, filed December 15, 2008 (File No. 33-42162).
(2)	Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Dreyfus State Municipal Bond Funds, filed August 28, 2008 (File No. 33-10238).
(3)	Incorporated herein by reference to the Annual Report of Dreyfus AMT-Free Municipal Bond Fund, a series of the Registrant, filed October 31, 2008 (File No. 811-6377).
(4)	Incorporated herein by reference to the Semi-Annual Report of Dreyfus AMT-Free Municipal Bond Fund, a series of the Registrant, filed April 27, 2009 (File No. 811-6377).
(5)

Incorporated herein by reference to the Annual Report of Dreyfus Michigan Fund, Dreyfus North Carolina Fund and Dreyfus Virginia, each a series of Dreyfus State Municipal Bond Funds, filed June 29, 2009 (File No. 811-4906).

DREYFUS STATE MUNICIPAL BOND FUNDS

DREYFUS MICHIGAN FUND

DREYFUS NORTH CAROLINA FUND

DREYFUS VIRGINIA FUND

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

Dear Shareholder:

As a shareholder of Dreyfus Michigan Fund, Dreyfus North Carolina Fund or Dreyfus Virginia Fund (each, a “Fund”), you are being asked to vote on an Agreement and Plan of Reorganization to allow your Fund to transfer all of its assets in a tax-free reorganization to Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”), in exchange for Class A, Class B and Class C shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities. The Dreyfus Corporation (“Dreyfus”) is the investment adviser to the Acquiring Fund and the Funds. Each Fund is a series of Dreyfus State Municipal Bond Funds (the “Trust”).

Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies and that would otherwise benefit fund shareholders. As a result of the review, management recommended to the Trust’s Board that the Funds be consolidated with the Acquiring Fund. If the Agreement and Plan of Reorganization is approved and consummated for your Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund. Management believes, with respect to each Fund, that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger combined fund that has a lower net expense ratio than each Fund. The Acquiring Fund, like each Fund, normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax, but each Fund normally invests in municipal bonds of the state after which it is named and certain other specified securities that also provide income exempt from the income tax of such state. The Acquiring Fund also seeks to provide income exempt from the federal alternative minimum tax. Management also believes, with respect to each Fund, that the reorganization should enable Fund shareholders to benefit from the more diverse state municipal bond investments of the Acquiring Fund and more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. The reorganization of a Fund is not conditioned upon shareholders of the other Funds approving the reorganization of their Fund.

After careful review, the Trust’s Board of Trustees has unanimously approved the proposed reorganization of each Fund. The Trustees believe, with respect to each Fund, that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger combined fund that has a lower net expense ratio than the Fund. The Trust’s Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

Your vote is extremely important, no matter how large or small your Fund holdings.

To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.
•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.
•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.
•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

Further information about the proposed reorganizations is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-554-4611.

Sincerely,

J. David Officer President Dreyfus State Municipal Bond Funds

September __, 2009

TRANSFER OF THE ASSETS OF

DREYFUS MICHIGAN FUND

DREYFUS NORTH CAROLINA FUND

DREYFUS VIRGINIA FUND

TO AND IN EXCHANGE FOR SHARES OF

DREYFUS AMT-FREE MUNICIPAL BOND FUND

QUESTIONS AND ANSWERS

The enclosed materials include a combined Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganizations.

WHAT WILL HAPPEN TO MY FUND INVESTMENT IF THE PROPOSED REORGANIZATION OF MY FUND IS APPROVED?

You will become a shareholder of Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”), an open-end investment company managed by The Dreyfus Corporation (“Dreyfus”), on or about the Closing Date (as defined below), and will no longer be a shareholder of Dreyfus Michigan Fund, Dreyfus North Carolina Fund or Dreyfus Virginia Fund (each, a “Fund”), as the case may. You will receive Class A, Class B or Class C shares of the Acquiring Fund corresponding to your Class A, Class B or Class C shares of the Fund with a value equal to the value of your investment in the Fund as of the Closing Date. Your Fund will then cease operations and will be terminated as a series of Dreyfus State Municipal Bond Funds (the “Trust”). The Closing Date is January 19, 2010 for Dreyfus Virginia Fund, January 26, 2010 for Dreyfus North Carolina Fund and January 28, 2010 for Dreyfus Michigan Fund. The reorganization of a Fund is not conditioned upon shareholders of the other Funds approving the reorganization of their Fund.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION OF MY FUND FOR ME?

The Trust’s Board believes, with respect to each Fund, that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger combined fund that also is managed by Dreyfus. As to each Fund, by combining the Fund with the Acquiring Fund, which has substantially more assets and a lower net expense ratio than the Fund, Fund shareholders should benefit from the more diverse state municipal bond investments of the Acquiring Fund and more efficient portfolio management. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed combined Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and each Fund have similar investment objectives and investment management policies. Each Fund seeks to maximize current income exempt from federal income tax and from the income tax of the state after which it is named, without undue risk. The Acquiring Fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue its goal, each Fund normally invests substantially all of its assets in municipal bonds of the state after which it is named and certain other specified securities that provide income exempt from federal income tax and from the income tax of such state. To pursue its goal, the Acquiring Fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The Acquiring Fund may, but is not required by its investment management policies to, purchase municipal bonds issued by the state of Michigan, North Carolina or Virginia. The Acquiring Fund also seeks to provide income exempt from the federal alternative minimum tax. The Acquiring Fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The Acquiring Fund may invest up to 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus. Each Fund invests at least 70% of its assets in municipal bonds rated investment grade (Baa/BBB and above) or the unrated equivalent as determined by Dreyfus, but it may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Each Fund may invest without limitation in municipal bonds the interest from which may be subject to the federal alternative minimum tax. Under normal market conditions, the dollar-weighted average maturity of the portfolio of the Acquiring Fund and each Fund is expected to exceed 10 years, but the Acquiring Fund and the Funds may invest without regard to maturity. The portfolio managers for the Acquiring Fund and the Funds use substantially similar investment processes to buy and sell municipal bonds for the respective fund. Dreyfus is the investment adviser to the Acquiring Fund and the Funds and provides day-to-day management of each fund’s investments. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, distributes the shares of the Acquiring Fund and the Funds. For additional information regarding the Funds and the Acquiring Fund, please refer to the enclosed combined Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION OF MY FUND?

The reorganization of your Fund will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of their Fund’s reorganization. A shareholder’s tax basis in Fund shares will carry over to the shareholder’s Acquiring Fund shares. As a condition to the closing of the reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders, or the Acquiring Fund as a result of the reorganization. The Fund will distribute any undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforward) prior to the reorganization, which distribution would be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF MY FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. In addition, if you hold Class A shares, you also will have the ability to write redemption checks against your Acquiring Fund account through the Checkwriting Privilege.

WILL THE PROPOSED REORGANIZATION OF MY FUND RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

Under its agreement with Dreyfus, each Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.55% of the value of the Fund’s average daily net assets, and the Acquiring Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.60% of the value of the Acquiring Fund’s average daily net assets. Although the management fee payable by the Acquiring Fund is higher than that payable by each Fund, each class of shares of the Acquiring Fund had a lower net expense ratio than the corresponding class of shares of the Funds as of April 30, 2009. In addition, Dreyfus has contractually agreed, as to the Acquiring Fund, until it gives shareholders at least 90 days’ prior notice, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund so that the total annual operating expenses of none of the Acquiring Fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. Dreyfus has agreed to continue this undertaking until at least December 15, 2009.

WILL I BE CHARGED A SALES CHARGE, REDEMPTION FEE OR CONTINGENT DEFERRED SALES CHARGE (“CDSC”) AT THE TIME OF THE REORGANIZATION OF MY FUND?

No. No sales charge, redemption fee or CDSC will be imposed at the time of the reorganization of your Fund. Any subsequent investment in the Acquiring Fund will be subject to any applicable sales charges and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the reorganization will be subject to the same CDSC as redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund (calculated from the date of original purchase of your Fund shares).

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION OF MY FUND?

Dreyfus, and not the Funds or the Acquiring Fund, will pay the expenses directly related to the proposed reorganization of each Fund.

HOW DOES THE TRUST’S BOARD OF TRUSTEES RECOMMEND I VOTE?

As to each Fund, after considering, among other factors, the terms and conditions of the reorganization, the investment management policies of, as well as shareholder services offered by, the Fund and the Acquiring Fund, fees and expenses, including the net expense ratios of the Fund and the Acquiring Fund, and the relative performance of the Fund and the Acquiring Fund, the Trust’s Board of Trustees believes that reorganizing the Fund into the Acquiring Fund is in the best interests of the Fund and its shareholders. In reaching this conclusion, with respect to each Fund, the Trust’s Board of Trustees determined that reorganizing the Fund into the Acquiring Fund, which also is managed by Dreyfus and has a similar investment objective and similar investment policies as the Fund, offers potential benefits to Fund shareholders. These potential benefits include permitting Fund shareholders to pursue substantially similar investment goals in a substantially larger combined fund that has a lower net expense ratio than the Fund. As to each Fund, by combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from the more diverse state municipal bond investments of the Acquiring Fund and more efficient portfolio management. Therefore, the Trust’s Board of Trustees recommends that you vote FOR the reorganization of your Fund.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the combined Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS STATE MUNICIPAL BOND FUNDS

DREYFUS MICHIGAN FUND

DREYFUS NORTH CAROLINA FUND

DREYFUS VIRGINIA FUND

NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

To the Shareholders:

A Special Joint Meeting of Shareholders of Dreyfus Michigan Fund, Dreyfus North Carolina Fund and Dreyfus Virginia Fund (each, a “Fund”), each a series of Dreyfus State Municipal Bond Funds (the “Trust”), will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, on Thursday, November 19, 2009, at 10:00 a.m., as to each Fund, for the following purposes:

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”), in exchange for Class A, Class B and Class C shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Acquiring Fund of the Fund’s stated liabilities (the “Reorganization”). Class A, Class B and Class C shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A, Class B and Class C shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Trust; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

Shareholders of record of the respective Fund at the close of business on August 31, 2009 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees

Michael A. Rosenberg Secretary

New York, New York

September __, 2009

WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS OF A FUND WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER FUND SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

TRANSFER OF THE ASSETS OF

DREYFUS MICHIGAN FUND

DREYFUS NORTH CAROLINA FUND

DREYFUS VIRGINIA FUND

(EACH, A SERIES OF DREYFUS STATE MUNICIPAL BOND FUNDS)

TO AND IN EXCHANGE FOR CLASS A, CLASS B AND CLASS C SHARES OF

DREYFUS AMT-FREE MUNICIPAL BOND FUND

(A SERIES OF DREYFUS MUNICIPAL FUNDS, INC.)

COMBINED PROSPECTUS/PROXY STATEMENT AUGUST __, 2009

Special Joint Meeting Of Shareholders To Be Held On Thursday, November 19, 2009

This combined Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus State Municipal Bond Funds (the “Trust”), on behalf of Dreyfus Michigan Fund, Dreyfus North Carolina Fund and Dreyfus Virginia Fund (each, a “Fund”), each a series of the Trust, to be used at the Special Joint Meeting of Shareholders (the “Meeting”) of the Funds to be held on Thursday, November 19, 2009, at 10:00 a.m., at the offices of The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, 8th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Joint Meeting of Shareholders. Shareholders of record at the close of business on August 31, 2009 are entitled to receive notice of and to vote at the Meeting.

It is proposed, with respect to each Fund, that the Fund transfer all of its assets to Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”), in exchange for Class A, Class B and Class C shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities, all as more fully described in this combined Prospectus/Proxy Statement (with respect to the relevant Fund, the “Reorganization”). Upon consummation of the Reorganization, the Acquiring Fund shares received by the Fund will be distributed to the Fund’s shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund’s shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A, Class B or Class C shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder’s Class A, Class B or Class C Fund shares, respectively, as of the date of the Reorganization. The Reorganization of a Fund is not conditioned upon shareholders of the other Funds approving the Reorganization of their Fund.

This combined Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

A combined Statement of Additional Information (“SAI”) dated August __, 2009, relating to this combined Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the “Commission”) and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this combined Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Funds. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in a Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund’s shares or passed upon the accuracy or adequacy of this combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Each Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. Each Fund and the Acquiring Fund have a similar investment objective and similar investment management policies. However, the investment practices and limitations of each fund (and related risks) are not identical. Each Fund and the Acquiring Fund normally invest substantially all of their respective assets in municipal bonds that provide income exempt from federal income tax, but each Fund normally invests in municipal bonds of the state after which it is named and certain other specified securities that also provide income exempt from the income tax of such state. The Acquiring Fund also seeks to provide income exempt from the federal alternative minimum tax. Dreyfus is the investment adviser to the Acquiring Fund and each Fund. The Acquiring Fund is a series of Dreyfus Municipal Funds, Inc. (the “Company”). A comparison of each Fund and the Acquiring Fund is set forth in this combined Prospectus/Proxy Statement.

The Acquiring Fund’s Prospectus dated December 15, 2008, Annual Report for its fiscal year ended August 31, 2008 (including its audited financial statements for the fiscal year) and Semi-Annual Report for the six-month period ended February 28, 2009 accompany this combined Prospectus/Proxy Statement. The Acquiring Fund’s Prospectus and the financial statements contained in its Annual Report are incorporated into this combined Prospectus/Proxy Statement by reference. For a free copy of the Funds’ most-recent Prospectus or Annual Report for the fiscal year ended April 30, 2009, please call your financial adviser, or call 1-800-554-4611, visit www.dreyfus.com, or write to the Trust at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

With respect to each Fund, shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Class A, Class B and Class C shareholders of a Fund will vote together on the proposal for that Fund. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any Fund shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

As of June 30, 2009, the following numbers of Fund shares were issued and outstanding:

Name of Fund	Class A Shares Outstanding	Class B Shares Outstanding	Class C Shares Outstanding

Dreyfus Michigan Fund	5,332,081	19,628	245,780

Dreyfus North Carolina Fund	4,583,937	64,704	251,356

Dreyfus Virginia Fund	3,705,175	46,428	180,327

Proxy materials will be mailed to shareholders of record on or about September __, 2009.

TABLE OF CONTENTS

Summary
Reasons for the Reorganizations
Information about the Reorganizations
Additional Information about the Acquiring Fund and the Funds
Voting Information
Financial Statements and Experts
Other Matters
Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees
Exhibit A: Form of Agreement and Plan of Reorganization	A-1
Exhibit B: Pro Forma Fees and Expenses	B-1
Exhibit C: Description of the Company’s Board Members	C-1

AS TO EACH FUND, APPROVAL OF AN AGREEMENT AND PLAN

OF REORGANIZATION PROVIDING FOR THE TRANSFER OF

ALL OF THE FUND’S ASSETS TO THE ACQUIRING FUND

SUMMARY

This Summary is qualified by reference to the more complete information contained elsewhere in this combined Prospectus/Proxy Statement, the Acquiring Fund’s Prospectus, the Funds’ Prospectus and the form of Agreement and Plan of Reorganization (the “Plan”) attached to this combined Prospectus/Proxy Statement as Exhibit A.

Proposed Transaction. The Trust’s Board, all of whose members are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds or the Acquiring Fund, has unanimously approved the Plan for each Fund. As to each Fund, the Plan provides that, subject to the requisite approval of the Fund’s shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A, Class B and Class C shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets, and the Acquiring Fund will assume the Fund’s stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Class A, Class B and Class C Fund shareholder will receive a pro rata distribution of the Acquiring Fund’s Class A, Class B and Class C shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated as a series of the Trust.

As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the respective Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization. No sales charge, redemption fee or contingent deferred sales charge (“CDSC”) will be imposed at the time of the Reorganization. Any subsequent investment in the Acquiring Fund after the Reorganization will be subject to any applicable sales charges, and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the Reorganization will be subject to the same CDSC as the redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund and would be calculated from the date of original purchase of Fund shares.

The Trust’s Board has unanimously concluded, with respect to each Fund, that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund’s existing shareholders will not be diluted as a result of the transactions contemplated thereby. See “Reasons for the Reorganizations.”

Tax Consequences. As a condition to the closing of each Reorganization, the respective Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of each Fund will carry over to the Acquiring Fund, including the ability of the Acquiring Fund to utilize the capital loss carryforwards, if any, of the Fund; however, the ability of the Acquiring Fund to utilize Dreyfus Virginia Fund’s capital loss carryforward will be subject to limitations. See “Information about the Reorganizations—Federal Income Tax Consequences” and “—Capital Loss Carryforwards.”

Comparison of the Funds and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Funds’ Prospectus and the Acquiring Fund’s Prospectus. Information contained in this combined Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

Goal/Approach. The Acquiring Fund and each Fund have a similar investment objective and similar investment management policies. Each Fund seeks to maximize current income exempt from federal income tax and from the income tax of the state after which it is named, without undue risk. The Acquiring Fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, each Fund normally invests substantially all of it assets in municipal bonds of the state after which it is named and certain other specified securities that provide income exempt from federal income tax and from the income tax of such state. Each Fund invests at least 70% of its assets in municipal bonds rated investment grade (Baa/BBB and above) or the unrated equivalent as determined by Dreyfus. For additional yield, each Fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. In addition, each Fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal income tax. Under normal market conditions, the dollar-weighted average maturity of each Fund’s portfolio is expected to exceed 10 years, but each Fund may invest without regard to maturity.

To pursue its goal, the Acquiring Fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The Acquiring Fund may, but is not required by its investment management policies to, purchase municipal bonds issued by the state of Michigan, North Carolina or Virginia. The Acquiring Fund also seeks to provide income exempt from the federal alternative minimum tax. The Acquiring Fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The Acquiring Fund may invest up to 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade, or the unrated equivalent as determined by Dreyfus. In addition, the Acquiring Fund temporarily may invest in taxable bonds. Under normal market conditions, the dollar-weighted average maturity of the Acquiring Fund’s portfolio is expected to exceed 10 years, but the Acquiring Fund may invest without regard to maturity.

Each Fund may invest without limitation in municipal bonds the income from which is subject to the federal alternative minimum tax. The Acquiring Fund typically does not invest in such municipal bonds. As of April 30, 2009, Dreyfus Michigan Fund, Dreyfus North Carolina Fund and Dreyfus Virginia Fund held 8.37%, 1.16% and 11.98%, respectively, of their respective assets in municipal bonds the income from which is subject to the federal alternative minimum tax, whereas, the Acquiring Fund did not hold any such municipal bonds as of such date.

The portfolio managers for the Acquiring Fund and the Funds may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, a portfolio manager may assess the current interest rate environment and the municipal bond’s potential volatility in different rate environments. The portfolio managers focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of a fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value. The allocation to either discount bonds or to premium bonds will change along with the portfolio managers’ changing views of the current interest rate and market environment. The portfolio managers also may look to select bonds that are most likely to obtain attractive prices when sold.

The Acquiring Fund and the Funds may, but are not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. The Acquiring Fund also may enter into swap agreements. The Acquiring Fund and the Funds may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (“inverse floaters”) and may make forward commitments in which the respective fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond’s income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

The Acquiring Fund and each Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of a fund’s total assets.

For more information on the Funds’ or the Acquiring Fund’s investment management policies, see “Goal and Approach” in the relevant Prospectus and “Description of the Company and Funds” in the relevant Statement of Additional Information.

Each Fund is a series of the Trust, which is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The Acquiring Fund is a series of the Company, which is a corporation organized under the laws of the State of Maryland. See “Certain Organizational Differences Between the Trust and the Company” below.

Main Risks. The principal risks associated with an investment in the Acquiring Fund and a Fund are similar. These risks are discussed below. An investment in the Acquiring Fund, as well as in each Fund, is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. The value of your investment in the Acquiring Fund, as in a Fund, will fluctuate, sometimes dramatically, which means you could lose money.

•

Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of a fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

•

Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, a fund’s share price. The longer the effective maturity and duration of a fund’s portfolio, the more the fund’s share price is likely to react to interest rates. Compared to similar fixed rate municipal bonds, the value of residual interest municipal bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such securities are held by a fund, an increase in short- or long-term interest rates could adversely affect the income received from such securities and the net asset value of the fund’s shares.

•

Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond held by a fund, can cause the bond’s price to fall, potentially lowering the fund’s share price. Although the Acquiring Fund invests primarily in municipal bonds rated A or better and each Fund invests at least 70% of its respective assets in municipal bonds rated investment grade, the Acquiring Fund and each Fund may invest to a limited extent in high yield (“junk”) bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•

Call risk. Some municipal bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.

•

Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect a fund’s ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a fund’s share price may fall dramatically, even during periods of declining interest rates. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

•

Market sector risk. A fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each Fund and the Acquiring Fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sectors.

•

State-specific risk. Each Fund is subject to the risk that the relevant state’s economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes each Fund more sensitive to risks specific to the state and may magnify other risks.

•

Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although each Fund and the Acquiring Fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax and, in the case of each Fund, from the income tax of the state after which it is named, if any such municipal bond fails to meet these regulatory requirements, the interest received by the relevant fund from its investment in such bonds and distributed to fund shareholders will be taxable.

•

Derivatives risk. A small investment in derivatives could have a potentially large impact on a fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund or the Acquiring Fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Certain derivatives may cause taxable income.

Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. A fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.

•

Leveraging risk. The use of leverage, such as lending portfolio securities, entering into futures contracts, engaging in forward commitment transactions and investing in inverse floaters, may cause taxable income and may magnify the respective fund’s gains or losses.

•

Non-diversification risk. Each Fund and the Acquiring Fund are non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, each fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Each Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the respective fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the Funds and the Acquiring Fund each could invest some or all of their respective assets in U.S. Treasury securities and money market securities. Although a Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent a Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

For a more complete description of the Funds’ or the Acquiring Fund’s investment risks, see “Main Risks” in the relevant Prospectus and “Description of the Company and Funds” in the relevant Statement of Additional Information.

Sales Charges. The schedules of sales charges imposed at the time of purchase of Class A shares of each Fund and the Acquiring Fund are identical. The CDSCs imposed at the time of redemption on Class B and Class C shares for each Fund and the Acquiring Fund are identical. See in the relevant Prospectus “Shareholder Guide” for a discussion of sales charges and the CDSC. As to each Fund, no sales charge or CDSC will be imposed at the time of the Reorganization. Shares of the Funds and the Acquiring Fund currently are not subject to any exchange or redemption fees.

Fees and Expenses. The Acquiring Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.60% of the value of the Acquiring Fund’s average daily net assets. Each Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.55% of the value of the Fund’s average daily net assets. Although the management fee payable to Dreyfus by the Acquiring Fund is higher than that payable by each Fund, each class of shares of the Acquiring Fund had a lower net expense ratio than the corresponding class of shares of each Fund based on expenses of the funds as of April 30, 2009. In addition, Dreyfus has contractually agreed, as to the Acquiring Fund, until it gives shareholders at least 90 days’ prior notice, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund so that the total annual operating expenses of none of the Acquiring Fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. Dreyfus has agreed to continue this undertaking until at least December 15, 2009.

The fees and expenses set forth below for each Fund and the Acquiring Fund are based on net assets and accruals of each Fund and the Acquiring Fund, respectively, as of April 30, 2009. The “Pro Forma After Reorganizations” operating expenses information set forth below is based on the net assets and accruals of the Acquiring Fund and each Fund, as of April 30, 2009, as adjusted showing the effect of the Reorganizations had each Reorganization occurred on such date. If approved by a Fund’s shareholders, the Reorganization will be consummated for that Fund whether or not the shareholders of the other Funds approve the Reorganization of their Fund. Set forth in Exhibit B is information with respect to the pro forma fees and expenses as to each Reorganization. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

	Dreyfus Michigan Fund Class A	Dreyfus North Carolina Fund Class A	Dreyfus Virginia Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganizations Acquiring Fund Class A
Shareholder transaction fees (paid directly from your investment)

Maximum front-end sales charge on purchases % of offering price	4.50%	4.50%	4.50%	4.50%	4.50%

Maximum contingent deferred sales charge (CDSC) % of purchase or sale price, whichever is less	none[1]	none[1]	none[1]	none[1]	none[1]

	Dreyfus Michigan Fund Class A	Dreyfus North Carolina Fund Class A	Dreyfus Virginia Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganizations Acquiring Fund Class A
Annual fund operating expenses (paid each year as a % of the value of your investment)

Management fees	.55%	.55%	.55%	.60%	.60%
Rule 12b-1 fee	none	none	none	none	none
Shareholder services fee	.25%	.25%	.25%	.25%	.25%
Other expenses	.28%	.24%	.25%	.12%	.12%
Interest expense[2]	.05%	none	none	none	.01%
Total	1.13%	1.04%	1.05%	.97%	.98%
Fee waiver and/or expense reimbursement	n/a	n/a	n/a3	(.27)%[4]	(.27)%[4]
Net operating expenses	1.13%	1.04%	1.05%	.70%	.71%

	Dreyfus Michigan Fund Class B	Dreyfus North Carolina Fund Class B	Dreyfus Virginia Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganizations Acquiring Fund Class B
Shareholder transaction fees (paid directly from your investment)

Maximum front-end sales charge on purchases % of offering price	none	none	none	none	none

Maximum contingent deferred sales charge (CDSC) % of purchase or sale price, whichever is less	4.00%	4.00%	4.00%	4.00%	4.00%

	Dreyfus Michigan Fund Class B	Dreyfus North Carolina Fund Class B	Dreyfus Virginia Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganizations Acquiring Fund Class B
Annual fund operating expenses (paid each year as a % of the value of your investment)

Management fees	.55%	.55%	.55%	.60%	.60%
Rule 12b-1 fee	.50%	.50%	.50%	.50%	.50%
Shareholder services fee	.25%	.25%	.25%	.25%	.25%
Other expenses	.60%	.35%	.37%	.20%	.24%
Interest expense[2]	.05%	none	none	none	.01%
Total	1.95%	1.65%	1.67%	1.55%	1.60%
Fee waiver and/or expense reimbursement	n/a	n/a	n/a3	(.35)%[4]	(.39)%[4]
Net operating expenses	1.95%	1.65%	1.67%	1.20%	1.21%

	Dreyfus Michigan Fund Class C	Dreyfus North Carolina Fund Class C	Dreyfus Virginia Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganizations Acquiring Fund Class C
Shareholder transaction fees (paid directly from your investment)

Maximum front-end sales charge on purchases % of offering price	none	none	none	none	none

Maximum contingent deferred sales charge (CDSC) % of purchase or sale price, whichever is less	1.00%	1.00%	1.00%	1.00%	1.00%

	Dreyfus Michigan Fund Class C	Dreyfus North Carolina Fund Class C	Dreyfus Virginia Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganizations Acquiring Fund Class C
Annual fund operating expenses (paid each year as a % of the value of your investment)

Management fees	.55%	.55%	.55%	.60%	.60%
Rule 12b-1 fee	.75%	.75%	.75%	.75%	.75%
Shareholder services fee	.25%	.25%	.25%	.25%	.25%
Other expenses	.27%	.24%	.25%	.12%	.12%
Interest expense[2]	.05%	none	none	none	.01%
Total	1.87%	1.79%	1.80%	1.72%	1.73%
Fee waiver and/or expense reimbursement	n/a	n/a	n/a3	(.27)%[4]	(.27)%[4]
Net operating expenses	1.87%	1.79%	1.80%	1.45%	1.46%

________________________
1	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.
2

“Interest expense” represents for accounting purposes interest expense associated with Dreyfus Michigan Fund’s investment in inverse floaters. Not shown in the table is the additional income generated by these investments which amounted approximately to the interest expense as shown.

3

Dreyfus assumed certain expenses of Dreyfus Virginia Fund pursuant to an undertaking, reducing total expenses of the Fund from 1.05% to 1.00% for Class A, from 1.67% to 1.50% for Class B, and from 1.80% to 1.75% for Class C. This undertaking was voluntary.

4

Dreyfus has contractually agreed, until it gives shareholders at least 90 days’ prior notice, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund so that the total annual operating expenses of none of the Acquiring Fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. Dreyfus has agreed to continue this undertaking until at least December 15, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in a Fund and the Acquiring Fund. The Example assumes you invest $10,000 in the respective fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the respective fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples for the Acquiring Fund are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The “Pro Forma After Reorganizations” examples are based on the operating expenses of the Funds and the Acquiring Fund, as of April 30, 2009, as adjusted showing the effect of the Reorganizations had each Reorganization occurred on such date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A	1 Year	3 Years	5 Years	10 Years

Dreyfus Michigan Fund Class A Shares	$560	$793	$1,044	$1,763

Dreyfus North Carolina Fund Class A Shares	$551	$766	$998	$1,664

Dreyfus Virginia Fund Class A Shares	$552	$769	$1,003	$1,675

Acquiring Fund Class A Shares	$518	$719	$937	$1,563

Pro Forma After Reorganizations Acquiring Fund Class A Shares	$519	$722	$942	$1,574

Class B*	1 Year	3 Years	5 Years	10 Years

Dreyfus Michigan Fund Class B Shares	$598/$198	$912/$612	$1,252/$1,052	$1,867**/$1,867**

Dreyfus North Carolina Fund Class B Shares	$568/$168	$820/$520	$1,097/$897	$1,643**/$1,643**

Dreyfus Virginia Fund Class B Shares	$570/$170	$826/$526	$1,107/$907	$1,660**/$1,660**

Acquiring Fund Class B Shares	$522/$122	$755/$455	$1,012/$812	$1,516**/$1,516**

Pro Forma After Reorganizations Acquiring Fund Class B Shares	$523/$123	$767/$467	$1,034/$834	$1,548**/$1,548**

*	With redemption/without redemption.
**	Assumes conversion of Class B shares to Class A shares at end of sixth year following the date of purchase.

Class C	1 Year	3 Years	5 Years	10 Years

Dreyfus Michigan Fund Class C Shares	$290/$190	$588/$588	$1,011/$1,011	$2,190/$2,190

Dreyfus North Carolina Fund Class C Shares	$282/$182	$563/$563	$970/$970	$2,105/$2,105

Dreyfus Virginia Fund Class C Shares	$283/$183	$566/$566	$975/$975	$2,116/$2,116

Acquiring Fund Class C Shares	$248/$148	$516/$516	$908/$908	$2,008/$2,008

Pro Forma After Reorganizations Acquiring Fund Class C Shares	$249/$149	$519/$519	$913/$913	$2,019/$2,019

*	With redemption/without redemption.

Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Funds. The bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund’s Class A shares from year to year and the bar chart for each Fund shows the changes in the performance of the respective Fund’s Class A shares from year to year. Sales loads are not reflected in the bar charts; if they were, the returns shown for Class A shares of the Acquiring Fund and the Funds would have been lower. The table for the Acquiring Fund compares the average annual total returns of each of the Acquiring Fund’s share classes to those of the Barclays Capital Municipal Bond Index, a widely recognized, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The table for each Fund compares the average annual total returns of the respective Fund’s share classes also to those of the Barclays Capital Municipal Bond Index; unlike the Funds, the Index is not composed of bonds of a single state. The returns in the tables reflect applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares. After-tax performance of each fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund — Class A Shares*

Year-by-year total returns as of 12/31 each year (%)

-5.71	+13.96	+3.43	+9.45	+4.64	+4.34	+3.50	+4.73	+2.07	-6.72
‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07	‘08

Best Quarter:	Q4 ‘00	+5.38%
Worst Quarter:	Q3 ‘08	-3.90%

The year-to-date total return of the Acquiring Fund’s Class A shares as of 6/30/09 was 7.33%.

______________

*	Represents the performance of the Acquiring Fund’s Class Z shares for periods prior to March 31, 2003.

Acquiring Fund Average annual total returns as of 12/31/08

Share class	1 Year	5 Years	10 Years*
Class A returns before taxes	-10.92%	0.56%	2.73%

Class A returns after taxes on distributions	-10.92%	0.56%	2.72%

Class A returns after taxes on distributions and sale of fund shares	-5.61%	1.11%	2.98%

Class B returns before taxes	-10.67%	0.67%	3.13%†

Class C returns before taxes	-8.24%	0.72%	2.76%

Barclays Capital Municipal Bond Index reflects no deduction for fees, expenses or taxes	-2.47%	2.71%	4.26%

*     Represents the performance of the Acquiring Fund’s Class Z shares for periods prior to March 31, 2003 (inception date of Class A, B and C shares), adjusted to reflect applicable sales charges. Such performance figures have not been adjusted to reflect the Acquiring Fund’s applicable class expenses; if these expenses had been reflected, such performance may have been lower .

†     Assumes conversion of Class B shares to Class A shares at end of the sixth year following the date of purchase.

Dreyfus Michigan Fund — Class A Shares

Year-by-year total returns as of 12/31 each year (%)

-3.73	+10.68	+4.19	+9.19	+4.10	+4.06	+3.05	+4.55	+1.42	-4.71
‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07	‘08

Best Quarter:	Q3 ‘02	+4.54%
Worst Quarter:	Q3 ‘08	-2.41%

The year-to-date total return of the Fund’s Class A shares as of 6/30/09 was 6.82%.

Dreyfus Michigan Fund Average annual total returns as of 12/31/08

Share class	1 Year	5 Years	10 Years
Class A returns before taxes	-9.02%	0.68%	2.70%

Class A returns after taxes on distributions	-9.02%	0.68%	2.69%

Class A returns after taxes on distributions and sale of fund shares	-4.33%	1.23%	2.97%

Class B returns before taxes	-8.94%	0.72%	2.86%*

Class C returns before taxes	-6.26%	0.89%	2.43%

Barclays Capital Municipal Bond Index reflects no deduction for fees, expenses or taxes	-2.47%	2.71%	4.26%

*     Assumes conversion of Class B shares to Class A shares at end of the sixth year following the date of purchase.

Dreyfus North Carolina Fund — Class A Shares

Year-by-year total returns as of 12/31 each year (%)

-5.00	+11.44	+3.88	+8.77	+5.17	+4.04	+3.20	+4.34	+2.53	-3.09
‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07	‘08

Best Quarter:	Q3 ‘02	+5.18%
Worst Quarter:	Q3 ‘08	-2.10%

The year-to-date total return of the Fund’s Class A shares as of 6/30/09 was 6.60%.

Dreyfus North Carolina Fund Average annual total returns as of 12/31/08

Share class	1 Year	5 Years	10 Years
Class A returns before taxes	-7.48%	1.23%	2.95%

Class A returns after taxes on distributions	-7.48%	1.22%	2.94%

Class A returns after taxes on distributions and sale of fund shares	-3.47%	1.65%	3.13%

Class B returns before taxes	-7.30%	1.29%	3.11%*

Class C returns before taxes	-4.77%	1.39%	2.64%

Barclays Capital Municipal Bond Index reflects no deduction for fees, expenses or taxes	-2.47%	2.71%	4.26%

*     Assumes conversion of Class B shares to Class A shares at end of the sixth year following the date of purchase.

Dreyfus Virginia Fund — Class A Shares

Year-by-year total returns as of 12/31 each year (%)

-4.72	+11.13	+4.15	+8.12	+4.17	+3.82	+2.73	+3.62	+2.16	-2.87
‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	‘07	‘08

Best Quarter:	Q3 ‘02	+4.62%
Worst Quarter:	Q3 ‘08	-2.37%

The year-to-date total return of the Fund’s Class A shares as of 6/30/09 was 6.69%.

Dreyfus Virginia Fund Average annual total returns as of 12/31/08

Share class	1 Year	5 Years	10 Years
Class A returns before taxes	-7.26%	0.93%	2.67%

Class A returns after taxes on distributions	-7.26%	0.93%	2.67%

Class A returns after taxes on distributions and sale of fund shares	-3.39%	1.39%	2.90%

Class B returns before taxes	-6.99%	1.02%	2.82%*

Class C returns before taxes	-4.47%	1.11%	2.38%

Barclays Capital Municipal Bond Index reflects no deduction for fees, expenses or taxes	-2.47%	2.71%	4.26%

*     Assumes conversion of Class B shares to Class A shares at end of the sixth year following the date of purchase.

Investment Adviser. The investment adviser for each Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $347 billion in approximately 180 mutual fund portfolios. A discussion regarding the basis for the Company’s Board approving the Acquiring Fund’s management agreement with Dreyfus is available in the Acquiring Fund’s semi-annual report for the six months ended February 28, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (“BNY Mellon”), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20 trillion in assets under custody and administration and $881 billion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

Primary Portfolio Managers. Douglas J. Gaylor has been the Acquiring Fund’s primary portfolio manager since January 1996. Mr. Gaylor is also the primary portfolio manager of the Dreyfus Michigan Fund, a position he has held since April 2009. James P. Welch has been the primary portfolio manager of the Dreyfus North Carolina and Dreyfus Virginia Funds since October 2008. Mr. Gaylor and Mr. Welch each manage a number of other national and state-specific municipal bond funds managed by Dreyfus, where they have been employed since January 1996 and October 2001, respectively. Mr. Gaylor and Mr. Welch also are portfolio managers for Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus, where they have been employed since April 2009.

Board Members. Other than Joseph S. DiMartino, who is Chairman of the Board of the Trust and the Company, and David W. Burke, who is a Board member of the Trust and the Company, the Trust and the Company have different Board members. None of the Board members of the Trust or the Company is an “interested person” (as defined in the 1940 Act) of the Funds or the Acquiring Fund (“Independent Board Members”). For a description of the Company’s Board members, see Exhibit C.

Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for the Funds and the Acquiring Fund.

Capitalization. Each Fund has classified its shares into three classes – Class A, Class B and Class C – and the Acquiring Fund has classified its shares into five classes — Class A, Class B, Class C, Class I and Class Z. There will be no exchange in the Reorganizations of Class I or Class Z shares of the Acquiring Fund. The following table sets forth, as of February 28, 2009, for the indicated funds (1) the capitalization of each class of each Fund’s shares, (2) the capitalization of Class A, Class B and Class C shares of the Acquiring Fund and (3) the pro forma capitalization of Class A, Class B and Class C shares of the Acquiring Fund, as adjusted showing the effect of each Reorganization had it occurred on such date.

	Dreyfus Michigan Fund Class A	Dreyfus North Carolina Fund Class A	Dreyfus Virginia Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Total net assets	$75,694,413	$58,838,052	$56,716,444	$78,637,860	$269,886,769
Net asset value per share	$13.93	$13.11	$15.89	$12.60	$12.60
Shares outstanding	5,434,759	4,486,559	3,568,586	6,240,754	21,417,723

	Dreyfus Michigan Fund Class B	Dreyfus North Carolina Fund Class B	Dreyfus Virginia Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganization Acquiring Fund Class B
Total net assets	$467,744	$1,175,765	$944,447	$1,623,786	$4,211,742
Net asset value per share	$13.93	$13.10	$15.89	$12.61	$12.61
Shares outstanding	33,588	89,729	59,443	128,795	334,020

	Dreyfus Michigan Fund Class C	Dreyfus North Carolina Fund Class C	Dreyfus Virginia Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganization Acquiring Fund Class C
Total net assets	$3,729,109	$2,636,315	$2,666,032	$10,151,317	$19,182,773
Net asset value per share	$13.93	$13.12	$15.88	$12.60	$12.60
Shares outstanding	267,671	200,947	167,865	805,704	1,522,432

As of February 28, 2009, the Acquiring Fund’s total net assets (attributable to Class A, Class B, Class C, Class I and Class Z shares) were approximately $315.7 million, Dreyfus Michigan Fund’s total net assets (attributable to Class A, Class B and Class C shares) were approximately $79.9 million, Dreyfus North Carolina Fund’s total net assets (attributable to Class A, Class B and Class C shares) were approximately $62.7 million, and Dreyfus Virginia Fund’s total net assets (attributable to Class A, Class B and Class C shares) were approximately $60.3 million. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of a fund invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices. If approved by a Fund’s shareholders, the Reorganization will be consummated for that Fund whether or not the shareholders of the other Funds approve the Reorganization of their Fund.

Purchase Procedures. The purchase procedures of each Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. The Acquiring Fund has higher minimum investment amount requirements for subsequent investments and higher minimum account balance requirements than do the Funds; however, these minimum investment and account balance requirements for Acquiring Fund shares will be waived for Fund shareholders who receive Acquiring Fund shares in a Reorganization, but who do not meet such requirements. See the relevant fund’s Prospectus and Statement of Additional Information for a discussion of purchase procedures.

Distribution Plan. Class B and Class C shares of each Fund and the Acquiring Fund are subject to plans adopted pursuant to Rule 12b-1 under the 1940 Act (each, a “Rule 12b-1 Plan”). Under the respective Rule 12b-1 Plan, each Fund and the Acquiring Fund pay MBSC Securities Corporation (the “Distributor”), their distributor, a fee at an annual rate of 0.50% of the value of the average daily net assets of its Class B shares and 0.75% of the value of the average daily net assets of its Class C shares (there is no Rule 12b-1 Plan fee for Class A shares of the Funds and the Acquiring Fund) to finance the sale and distribution of such shares. Because the Rule 12b-1 Plan fees are paid out of the assets attributable to the relevant class of shares on an ongoing basis, over time they will increase the cost of your investment in such class of shares and may cost you more than paying other types of sales charges. See “Distribution and Shareholder Services Plans—Distribution Plan” in each fund’s Statement of Additional Information for a discussion of the relevant fund’s Rule 12b-1 Plan.

Shareholder Services Plan. Class A, Class B and Class C shares of each Fund and the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which each Fund and the Acquiring Fund pay the Distributor a fee at an annual rate of 0.25% of the value of the average daily net assets of the relevant class for providing shareholder services. See “Distribution Plan and Shareholder Services Plan—Shareholder Services Plan” in each fund’s Statement of Additional Information for a discussion of the relevant fund’s Shareholder Services Plan.

Redemption Procedures. The redemption procedures of each Fund and the Acquiring Fund are the same. The Acquiring Fund has higher minimum redemption amount requirements for Checkwriting and selling Acquiring Fund shares by Dreyfus TeleTransfer or wire than do the Funds; however, these minimum redemption requirements for Acquiring Fund shares will be waived for Fund shareholders who receive Acquiring Fund shares in a Reorganization, but who do not meet such requirements. See the relevant fund’s Prospectus and Statement of Additional Information for a discussion of redemption procedures.

Distributions. The dividends and distribution policies of each Fund and the Acquiring Fund are identical. Each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act. The actual amount of dividends paid per share by each Fund and the Acquiring Fund is different. See “Distributions and Taxes” in the relevant Prospectus for a discussion of such policies.

Shareholder Services. The shareholder services offered by each Fund and the Acquiring Fund are the same. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See the relevant fund’s Prospectus and Statement of Additional Information for a discussion of the shareholder services offered.

Certain Organizational Differences Between the Trust and the Company. The Acquiring Fund is a series of the Company, which is a Maryland corporation, and the rights of its shareholders are governed by the Company’s Articles of Incorporation (the “Charter”), the Company’s By-Laws and the Maryland General Corporation Law (the “Maryland Code”). Each Fund is a series of the Trust, which is a Massachusetts business trust, and the rights of its shareholders are governed by the Trust’s Agreement and Declaration of Trust (the “Trust Agreement”), the Trust’s By-Laws and applicable Massachusetts law. Certain relevant differences between the two forms of organization are summarized below.

Shareholder Meetings and Voting Rights. Generally, neither the Acquiring Fund nor any Fund is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders may remove a Board member by the affirmative vote of two-thirds, in the case of the Funds, or a majority, in the case of the Acquiring Fund, of the respective fund’s outstanding voting shares. Moreover, the Board will call a meeting of shareholders for the purpose of electing Board members if at any time less than a majority of the Board members then holding office have been elected by the shareholders.

Shares of each Fund and the Acquiring Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares of a Fund or the Acquiring Fund then entitled to vote will be voted in the aggregate as a single class. The Trust Agreement provides that 30% of the shares entitled to vote shall constitute a quorum for the transaction of business at a Fund shareholder’s meeting. The Company’s Charter provides that 33-1/3% of the Acquiring Fund’s shares entitled to vote shall constitute a quorum for the transaction of business at an Acquiring Fund stockholders’ meeting. Matters requiring a larger vote by law or under the organizational documents for the Company or the Trust are not affected by such quorum requirements.

Shareholder Liability. Under the Maryland Code, Acquiring Fund stockholders have no personal liability as such for the Acquiring Fund’s acts or obligations.

Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of a Fund and requires that notice of such disclaimer be given in each agreement, obligation, instrument or other undertaking issued or entered into or executed by, or on behalf of, the Fund or the Trust’s Trustees. The Trust Agreement provides for indemnification out of a Fund’s property of all losses and expenses of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a Fund shareholder and not because of such shareholder’s acts or omissions or some other reason. Thus, the Trust considers the risk of a Fund shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Trust, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon.

Liability and Indemnification of Board Members. Under the Maryland Code, the Company’s Charter and By-Laws, and subject to the 1940 Act, a Director or officer of the Company is not liable to the Acquiring Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. In addition, a Director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his or her act or omission was unlawful). Indemnification may be made against amounts recovered by settlement of suits brought by or in the right of the Acquiring Fund except where the individual is adjudged liable to the Acquiring Fund. The termination of a civil proceeding by judgment, order or settlement does not create a presumption that the requisite standard of conduct was not met. A Director or officer is entitled to advances of expenses in the course of litigation if (i) such Director or officer undertakes to repay such sums if indemnification ultimately is denied and provides acceptable security, (ii) the Company is insured against losses arising from the advances, or (iii) the disinterested non-party Directors or independent legal counsel determine there is a reason to believe the Director or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents also are indemnified to the same extent as Directors and to such further extent as is consistent with law.

If these provisions of the Maryland Code are amended, the Directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Company’s Charter relating to limited liability and indemnification will apply to any event, omission or proceeding that precedes the amendment or repeal.

Under Massachusetts law, the Trust’s Trust Agreement and By-Laws, and subject to the 1940 Act, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Trustee, unless such Trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Trustee is entitled to advances of expenses in the course of litigation if (i) such Trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Trustee provides acceptable security, (y) the Trust is insured against losses arising from the advances, or (z) the disinterested non-party Trustees or independent legal counsel determine there is a reason to believe the Trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Trust may be indemnified to the same extent as Trustees.

Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

* * * * * * * * *

The foregoing is only a summary of certain differences between the Acquiring Fund, the Company’s Charter and By-Laws and the Maryland Code, and the Funds, the Trust’s Trust Agreement and By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the Company’s Charter and By-Laws or the Trust’s Trust Agreement and By-Laws should write to the relevant fund at 200 Park Avenue, New York, New York 10166, Attention: Legal Department.

REASONS FOR THE REORGANIZATIONS

After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and investment management policies, and that would otherwise benefit fund shareholders, management recommended to the Trust’s Board and to the Company’s Board that the Funds be consolidated with the Acquiring Fund. The Trust’s Board and the Company’s Board have concluded, with respect to each Fund and the Acquiring Fund, respectively, that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Trust’s Board believes that the Reorganization will permit each Fund’s shareholders to pursue substantially similar investment goals in a substantially larger combined fund that has a lower net expense ratio than the Fund, without diluting such shareholders’ interests. As to each Fund, by combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from the more diverse state municipal bond investments of the Acquiring Fund and more efficient portfolio management. As of February 28, 2009, Dreyfus Michigan Fund had net assets of approximately $79.9 million, Dreyfus North Carolina Fund had net assets of approximately $62.7 million, Dreyfus Virginia Fund had net assets of approximately $60.3 million and the Acquiring Fund had net assets of approximately $315.7 million. In addition, as to each Fund, by combining the Fund with the Acquiring Fund, Dreyfus should be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

The Company’s Board considered that each Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

In determining whether to recommend approval of each Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund’s and the Acquiring Fund’s investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) information regarding the fees and expenses, including the net expense ratios of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) that the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization would be borne by Dreyfus and not the Fund or the Acquiring Fund.

For the reasons described above, the Trust’s Board and the Company’s Board, each of which is comprised entirely of Independent Board Members, approved each Reorganization.

INFORMATION ABOUT THE REORGANIZATIONS

Plan of Reorganization. The following summary of each Plan is qualified in its entirety by reference to the Plan attached to this combined Prospectus/Proxy Statement as Exhibit A. As to each Fund, the Plan provides that, subject to the requisite approval of the Fund’s shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Class A, Class B and Class C shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities on the following date or such other date as may be agreed upon by the parties (the “Closing Date”): January 19, 2010 for Dreyfus Virginia Fund, January 26, 2010 for Dreyfus North Carolina Fund and January 28, 2010 for Dreyfus Michigan Fund. The number of Acquiring Fund Class A, Class B and Class C shares to be issued to each Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the corresponding class of the Fund and the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of each Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are the same as those of the Fund and are described under the caption “Shareholder Guide—How to Buy Shares” in the Acquiring Fund’s Prospectus and under the caption “Determination of Net Asset Value” in the Acquiring Fund’s Statement of Additional Information.

On or before the Closing Date, the respective Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund’s previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward). Any such distribution will be taxable to Fund shareholders.

As soon as conveniently practicable after the Closing Date, the relevant Fund will liquidate and distribute pro rata to its Class A, Class B and Class C shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class A, Class B and Class C shares, respectively, received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the relevant Fund will cease operations and will be terminated as a series of the Trust. After the relevant Closing Date, any outstanding certificates representing Fund shares will be canceled and the Acquiring Fund shares distributed to the Fund’s shareholders of record will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

The Plan may be amended at any time prior to the Reorganization. Each Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Trust, on behalf of a Fund, and the Company, on behalf of the Acquiring Fund, under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund.

The total expenses of the Reorganizations are expected to be approximately $100,000, which will be borne by Dreyfus. In addition to use of the mails, proxies may be solicited personally or by telephone, and Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Trust’s Board. The cost of any such outside solicitation firm, which would be borne by Dreyfus, is estimated to be approximately $11,000, which amount is included in the estimated total expenses of the Reorganizations listed above. The funds, however, will bear their respective portfolio transaction costs whether or not associated with the Reorganizations.

By approving the respective Reorganization, Fund shareholders are also, in effect, agreeing to the Acquiring Fund’s investment objective and policies, investment advisory and distribution arrangements, Board composition, and independent registered public accounting firm. If the Reorganization is not approved by shareholders of a Fund, the Trust’s Board will consider other appropriate courses of action with respect to such Fund, including liquidating the Fund and distributing its assets to its shareholders. Such liquidation of a Fund may result in shareholders of such Fund recognizing taxable gain.

Temporary Suspension of Certain of each Fund’s Investment Restrictions. As to each Fund, since certain of the Fund’s existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of their Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of a Fund’s investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

Federal Income Tax Consequences. As to each Reorganization, the exchange of Fund assets for Acquiring Fund Class A, Class B and Class C shares, the Acquiring Fund’s assumption of the Fund’s stated liabilities, and the Fund’s distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the respective Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Funds, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B and Class C shares and the assumption by the Acquiring Fund of the Fund’s stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A, Class B and Class C shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be “a party to a reorganization”; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A, Class B and Class C shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B and Class C shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A, Class B and Class C shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund Class A, Class B and Class C shares for Acquiring Fund Class A, Class B and Class C shares, respectively, pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A, Class B and Class C shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A, Class B and Class C shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

The Funds and the Acquiring Fund have not sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of a Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the relevant Reorganization.

Capital Loss Carryforwards. As of the Funds’ fiscal year ended April 30, 2009, Dreyfus North Carolina Fund and Dreyfus Virginia Fund had unused capital loss carryforwards of approximately $159,000 and $1,990,000, respectively. Dreyfus Michigan Fund did not have any capital loss carryforward as of April 30, 2009. There are limitations to the amount of the carryforward that can be utilized in any one year, and any amount that cannot be utilized in any one year can be carried over to a succeeding year subject to the same limitations in such year. Different amounts of the capital loss carryforward expire in different years. Consequently, as a result of the limitations on the use of the capital loss carryforward, with respect to Dreyfus Virginia Fund, if the Reorganization is consummated it is expected that a portion of Dreyfus Virginia Fund’s capital loss carryforward may expire unused.

Required Vote and Board’s Recommendation

The Trust’s Board has approved, as to each Fund, the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. As to each Fund, the affirmative vote of a majority of the Fund’s shares outstanding and entitled to vote is required to approve the relevant Plan and the Reorganization.

THE TRUST’S BOARD, ALL OF WHOSE MEMBERS ARE INDEPENDENT BOARD
MEMBERS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE
“FOR” APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT

THE ACQUIRING FUND AND THE FUNDS

Information about the Acquiring Fund is incorporated by reference into this combined Prospectus/Proxy Statement from the Acquiring Fund’s Prospectus forming a part of the Company’s Registration Statement on Form N-1A (File No. 33-42162). Information about the Funds is incorporated by reference into this combined Prospectus/Proxy Statement from the Funds’ Prospectus forming a part of the Trust’s Registration Statement on Form N-1A (File No. 33-10238).

The Funds and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Funds and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder’s identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the combined Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder’s telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder’s instructions and to provide a telephone number to call immediately if the shareholder’s instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the relevant Fund or by attending the Meeting and voting in person.

If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker “non-vote” (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, “abstentions”), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a “no” vote for the purpose of obtaining requisite approval for the proposal.

In the event that a quorum is not present at the Meeting for a Fund, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies for the Fund. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote “FOR” the proposal in favor of such adjournment, and will vote those proxies required to be voted “AGAINST” the proposal against any adjournment. A quorum is constituted for a Fund by the presence in person or by proxy of the holders of 30% of the Fund’s outstanding shares entitled to vote at the Meeting.

The votes of the Acquiring Fund’s shareholders are not being solicited since their approval or consent is not necessary for the Reorganizations.

As of July 9, 2009, the following shareholders were known by the Funds to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the respective Fund:

	Percentage of Outstanding Shares of Dreyfus Michigan Fund

Name and Address	Before Reorganization	After Reorganization

Class A

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	11.0376%

Citigroup Global Markets, Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	9.2085%

UBS WM USA 499 Washington Boulevard Jersey City, NJ 07310-1995	5.9647%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9243	5.0236%

Class B

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9243	45.7371%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	17.9312%

Raymond James & Associates, Inc. FBO Donald G. Hassberger & Ellen A. Hassberger Grand Rapids, MI 49546-6265	13.5882%

Class C

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	24.1469%

RBC Capital Markets Corporation FBO Marie J. Gundle, Trustee Marie J. Gundle Trust Farmington Hills, MI 48331-3666	14.6392%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9243	11.3841%

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	11.1206%

Raymond James & Associates, Inc. FBO Carole G. Synder, Trustee Carole G. Synder Revocable Trust Kalamazoo, MI 49008-2827	6.7772%

	Percentage of Outstanding Shares of Dreyfus North Carolina Fund

Name and Address	Before Reorganization	After Reorganization

Class A

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	15.0969%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9243	12.3822%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	9.0393%

Citigroup Global Markets, Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	7.3321%

UBS WM USA 499 Washington Boulevard Jersey City, NJ 07310-1995	5.3380%

Merrill Lynch 4800 Deer Lake Drive East 2nd Floor Jacksonville, FL 32246-6484	5.0157%

Class B

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9243	14.3727%

Raymond James & Associates, Inc. FBO Grace I. Grant Denver, NC 28037-8000	13.9160%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	12.1125%

James L. Griffin Jr. & Susan W. Griffin Pittsboro, NC 27312-6151	9.1516%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	7.3064%

American Enterprise Investment Services 1120 AMP Financial Center Minneapolis, MN 55474-0001	6.5005%

American Enterprise Investment Services 1120 AMP Financial Center Minneapolis, MN 55474-0001	6.4726%

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	6.2884%

LPL Financial Corporation 9785 Town Center Drive San Diego, CA 92121-1968	5.0242%

Class C

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	27.9242%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9243	17.9301%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	12.4332%

UBS WM USA 499 Washington Boulevard Jersey City, NJ 07310-1995	11.2124%

Morgan Stanley & Co. Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	6.7119%

Citigroup Global Markets, Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	6.1766%

	Percentage of Outstanding Shares of Dreyfus Virginia Fund

Name and Address	Before Reorganization	After Reorganization

Class A

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9243	19.3794%

Merrill Lynch 4800 Deer Lake Drive East 2nd Floor Jacksonville, FL 32246-6484	9.9671%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	9.4016%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	9.0133%

Morgan Stanley Smith Barney LLC 111 Wall Street 3rd Floor New York, NY 10043	6.6127%

Class B

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	46.5317%

Helen R. Hobart TOD Alexandria, VA 22314-4362	8.9776%

Mary Elizabeth Lindon Blacksburg, VA 24062-0504	7.4466%

Earl A. Brown Chesapeake, VA 23322-6944	6.6328%

Glen E. Phillips & Dilys J. Philips Goldvein, VA 22720-2032	6.4228%

E. Robert Denmead & Gabrielle Carol Denmead, Trustees E. Robert & Gabrielle Carol Denmead Stafford, VA 22556-7863	5.5679%

Citigroup Global Markets, Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	5.4153%

Class C

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9243	23.8296%

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	19.2256%

Hyman M. Selmanovitz, Trustee Hyman M. Selmanovitz Amended & Restated Revocable Trust FBO Merle J. Selmanovitz Springfield, VA 22150-4494	12.7767%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	10.2897%

Citigroup Global Markets, Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	9.3564%

Primevest Financial Services (FBO) Frederick J. Chaison Family Trust St. Cloud, MN 56302-0283	5.7652%

As of July 9, 2009, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the Acquiring Fund:

	Percentage of Outstanding Shares

Name and Address	Before Reorganization	After Reorganization

Class A

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	17.9115%

Pershing LLC Pershing Div – Transfer Department P.O. Box 2052 7th Floor Jersey City, NJ 07303-2052	10.2252%

Charles Schwab & Company, Inc. 101 Montgomery Street San Francisco, CA 94104-4151	7.1985%

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	6.6452%

UBS WM USA 499 Washington Boulevard Jersey City, NJ 07310-1995	5.6619%

Class B

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	20.6444%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	11.9280%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	11.6034%

Jason L. Finkle & Patricia M. Finkle Ann Arbor, MI 48104-4009	8.4675%

Class C

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	35.9596%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9243	8.4341%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	7.2622%

Citigroup Global Markets, Inc. 333 West 34th Street – 3rd Floor New York, NY 10001-2402	6.5100%

UBS WM USA 499 Washington Boulevard Jersey City, NJ 07310-1995	6.0147%

Class I

Joseph S. Gray Melbourne, FL 32940-1930	49.4196%

Charles A. Gray & Carol S. Gray JT TEN Oklahoma City, OK 73150-5915	37.3373%

MBC Investments Corporation c/o Bank of New York Mellon Corporation Attn: Delaware Fin. Department 4001 Kennett Pike, Suite 218 2 Greenville Crossing Greenville, DE 19807-2029	13.2431%

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the fund.

As of July 9, 2009, Board members and officers of the Trust and the Company, as a group, owned less than 1% of a Fund’s and the Acquiring Fund’s outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

The audited financial statements of each Fund for its fiscal year ended April 30, 2009 and the audited financial statements of the Acquiring Fund for its fiscal year ended August 31, 2008 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for each Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

The Trust’s Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES

AND THEIR NOMINEES

Please advise the Funds, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the combined Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated as of July 21, 2009 (the “Agreement”), between DREYFUS STATE MUNICIPAL BOND FUNDS (the “Trust”), a Massachusetts business trust, on behalf of [DREYFUS MICHIGAN FUND/DREYFUS NORTH CAROLINA FUND/DREYFUS VIRGINIA FUND] (the “Fund”), and DREYFUS MUNICIPAL FUNDS, INC. (the “Company”), a Maryland corporation, on behalf of DREYFUS AMT-FREE MUNICIPAL BOND FUND (the “Acquiring Fund”).

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund’s Class A, Class B and Class C shares (“Acquiring Fund Shares”) of common stock, par value $.001 per share, and the assumption by the Acquiring Fund of the liabilities of the Fund as described herein, and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Fund is a series of the Trust, a registered, open-end management investment company, and the Acquiring Fund is a series of the Company, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of common stock and beneficial interest, respectively;

WHEREAS, the Trust’s Board has determined that the Reorganization is in the best interests of the Fund and the Fund’s shareholders and that the interests of the Fund’s existing shareholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Company’s Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund’s shareholders and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization:

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1.        THE REORGANIZATION.

1.1      Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever. The Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume the stated liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) as of the close of business on the closing date (the “Closing Date”), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund’s account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

1.2       The assets of the Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, all portfolio securities, cash, cash equivalents, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends or interest and other receivables) and other property belonging to the Fund, and any deferred or prepaid expenses, reflected on an unaudited statement of assets and liabilities of the Fund approved by The Dreyfus Corporation (“Dreyfus”), as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied from the Fund’s prior audited period (the “Assets”).

1.3       The Fund will endeavor to identify and, to the extent practicable, discharge all of its known liabilities and obligations before the Closing Date. The Acquiring Fund shall assume the liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund approved by Dreyfus, as of the Valuation Date, in accordance with GAAP consistently applied from the Fund’s prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

1.4       Delivery of the Fund’s Assets shall be made on the Closing Date and shall be delivered to The Bank of New York Mellon, One Wall Street, New York, New York 10286, the Acquiring Fund’s custodian (the “Custodian”), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

1.5       The Fund will pay or cause to be paid to the Acquiring Fund any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

1.6       As soon after the Closing Date as is conveniently practicable, the Fund will distribute pro rata to holders of record of the Fund’s Class A, Class B and Class C shares, determined as of the close of business on the Closing Date (“Fund Shareholders”), the corresponding class of Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1, and will completely liquidate and, promptly thereafter, terminate in accordance with applicable laws of the Commonwealth of Massachusetts and federal securities laws. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund and will be null and void. Acquiring Fund Shares distributed to Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares; the Acquiring Fund will not issue share certificates in the Reorganization.

1.7       Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

1.8       Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.9       Any reporting responsibility of the Fund, including the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund’s existence is terminated.

1.10     As soon as practicable after the Closing Date, the Trust shall provide the Acquiring Fund with copies of all books and records that pertain to the Fund that the Acquiring Fund is required to maintain under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules of the Commission thereunder.

2.         VALUATION.

2.1       The value of the Fund’s Assets to be acquired, and the amount of the Fund’s liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Company’s Articles of Incorporation, as amended (the “Company’s Charter”), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund, or such other valuation procedures as shall be mutually agreed upon by the parties hereto.

2.2       The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Company’s Charter and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

2.3       The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund’s net assets shall be determined by dividing the value of the net assets of the applicable class of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share of the corresponding class, as the case may be, determined in accordance with paragraph 2.2.

2.4      All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

3.        CLOSING AND CLOSING DATE.

3.1       The Closing Date shall be [January 19, 2010 for Dreyfus Virginia Fund, January 26, 2010 for Dreyfus North Carolina Fund, January 28, 2010 for Dreyfus Michigan Fund], or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 8th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

3.2       The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund’s Assets have been delivered in proper form to the Acquiring Fund on the Closing Date. The Fund’s portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or with a permitted counterparty or futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered to the Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Custodian. The cash to be transferred by the Fund shall be delivered to the Custodian for the account of the Acquiring Fund by wire transfer of federal funds on the Closing Date.

3.3       If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.

3.4       The Fund’s transfer agent shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund’s transfer agent shall issue and deliver to the Trust’s Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Fund’s account on the books of the Acquiring Fund.

3.5       At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

3.6       If the Fund is unable to make delivery to the Custodian pursuant to paragraph 3.2 of any of the Assets for the reason that any of such Assets have not yet been delivered to the Fund by the Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Fund shall deliver with respect to said Assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Custodian, including broker confirmation slips.

4.         REPRESENTATIONS AND WARRANTIES.

4.1       The Trust, on behalf of the Fund, represents and warrants to the Company, on behalf of the Acquiring Fund, as follows:

(a)       The Fund is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power to carry out its obligations under this Agreement.

(b)       The Trust is registered under the 1940 Act as an open-end management investment company, and the Fund’s shares are registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect. The Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)       The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)       The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust’s Declaration of Trust”), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Fund or by which the Fund is bound, nor will the execution, delivery and performance of this Agreement by the Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Fund or by which the Fund is bound.

(e)       The Fund has no material contracts or other commitments that will be terminated with liability to the Fund on or prior to the Closing Date.

(f)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and by state securities laws.

(g)       No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Trust’s knowledge threatened against the Fund or any of the Fund’s properties or assets which, if adversely determined, would materially and adversely affect the Fund’s financial condition or the conduct of the Fund’s business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Fund’s business or the Fund’s ability to consummate the transactions contemplated herein.

(h)       The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statement of Investments (indicating their market values) of the Fund for each of the Fund’s five fiscal years ended April 30, 2009 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

(i)        Since April 30, 2009, there has not been any material adverse change in the Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.3 and 4.1(h) hereof.

(j)        At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Trust no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns.

(k)       For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(l)        All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund’s shares, nor is there outstanding any security convertible into any of the Fund’s shares.

(m)      On the Closing Date, the Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust’s Board and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(o)       The information to be furnished by the Trust, on behalf of the Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(p)       The Registration Statement on Form N-14 and the combined Prospectus/Proxy Statement contained therein as amended or supplemented (the “Registration Statement”), as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conform and will conform, as it relates to the Trust and the Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and do not and will not include, as it relates to the Trust and the Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2       The Company, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Fund, as follows:

(a)       The Acquiring Fund is a duly established and designated series of the Company, a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

(b)       The Company is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund’s shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)       The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)       The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Company’s Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

(e)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities laws.

(f)        No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Company’s knowledge threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions contemplated herein.

(g)       The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statement of Investments (indicating their market values) of the Acquiring Fund for each of the Acquiring Fund’s five fiscal years ended August 31, 2008 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

(h)       Since August 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(g) hereof.

(i)        At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Company no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns.

(j)        For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(k)       All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date (including the shares of the Acquiring Fund to be issued pursuant to paragraph 1.1 of this Agreement) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(l)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company’s Board and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(m)      The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. No representations and warranties in this paragraph 4.2 shall apply to statements or omissions made in reliance upon and in conformity with written information concerning the Fund furnished to the Acquiring Fund by the Trust.

(n)       No consideration other than the Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Fund’s stated liabilities) will be issued in exchange for the Fund’s assets in the Reorganization.

(o)       The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.	COVENANTS OF THE TRUST AND THE COMPANY, ON BEHALF OF THE FUND AND THE ACQUIRING FUND, RESPECTIVELY.

5.1       The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

5.2       The Trust will call a meeting of the Fund’s shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3       Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4       As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust’s President or its Vice President and Treasurer.

5.5       The Trust, on behalf of the Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration Statement.

5.6       The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.7       The Trust, on behalf of the Fund, covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.8       As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund’s shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1       All representations and warranties of the Trust, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2       The Trust shall have delivered to the Acquiring Fund a statement of the Fund’s assets and liabilities, together with a list of the Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Trust’s Treasurer.

6.3       The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Trust’s name by the Trust’s President or Vice President and the Trust’s Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1       All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

7.2       The Company shall have delivered to the Fund on the Closing Date a certificate executed in the Company’s name by the Company’s President or Vice President and the Company’s Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

8.1       This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Trust’s Declaration of Trust and the 1940 Act.

8.2       On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3       All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4       The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5       The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

8.6       The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a)       The transfer of all of the Fund’s assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be “a party to a reorganization”; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

9.	TERMINATION OF AGREEMENT; EXPENSES.

9.1       This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Company, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund’s shareholders) if circumstances should develop that, in the opinion of the party’s Board, make proceeding with the Reorganization inadvisable.

9.2       If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Company or the Trust, or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

9.3       Each party acknowledges that all expenses directly incurred in connection with the Reorganization will be borne by Dreyfus.

10.	WAIVER.

At any time prior to the Closing Date, except as otherwise expressly provided, any of the foregoing conditions may be waived by the Board of the Trust or of the Company if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

11.	MISCELLANEOUS.

11.1     None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

11.2     This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

11.3     This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts and the State of Maryland, respectively, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.4     This Agreement may be amended only by a signed writing between the parties.

11.5     This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

11.6     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.7     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Trust or the Company, or shareholders, nominees, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Trust’s Declaration of Trust or the Company’s Charter, respectively; a copy of the Trust’s Declaration of Trust is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the Trust’s principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

IN WITNESS WHEREOF, the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, have each caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS STATE MUNICIPAL BOND FUNDS, on behalf of [Dreyfus Michigan Fund/Dreyfus North Carolina Fund/Dreyfus Virginia Fund]

By:
J. David Officer,
President

ATTEST:
Jeff Prusnofsky,
Assistant Secretary

DREYFUS MUNICIPAL FUNDS, INC., on behalf of Dreyfus AMT-Free Municipal Bond Fund

By:
J. David Officer,
President

ATTEST:
Jeff Prusnofsky,
Assistant Secretary

EXHIBIT B

PRO FORMA FEES AND EXPENSES

As to each Reorganization, the fees and expenses set forth below for the indicated Fund and the Acquiring Fund are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of April 30, 2009. The “Pro Forma After Reorganization” operating expenses information set forth below is based on the net assets and accruals of the Acquiring Fund and the indicated Fund, as of April 30, 2009, as adjusted showing the effect of the respective Reorganization had it occurred on such date. If approved by a Fund’s shareholders, the Reorganization will be consummated for that Fund whether or not the shareholders of the other Funds approve the Reorganization of their Fund. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses

(paid each year as a % of the value of your investment):

Dreyfus Michigan Fund

	Dreyfus Michigan Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.25%	.25%	.25%
Other expenses	.28%	.12%	.13%
Interest expense[1]	.05%	none	.01%
Total	1.13%	.97%	.99%
Fee waiver and/or expense reimbursement	n/a	(.27)%[2]	(.28)%[2]
Net operating expenses	1.13%	.70%	.71%

	Dreyfus Michigan Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganization Acquiring Fund Class B
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	.50%	.50%	.50%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.60%	.20%	.25%
Interest expense[1]	.05%	none	.01%
Total	1.95%	1.55%	1.61%
Fee waiver and/or expense reimbursement	n/a	(.35)%[2]	(.40)%[2]
Net operating expenses	1.95%	1.20%	1.21%

	Dreyfus Michigan Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganization Acquiring Fund Class C
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	.75%	.75%	.75%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.27%	.12%	.12%
Interest expense[1]	.05%	none	.01%
Total	1.87%	1.72%	1.73%
Fee waiver and/or expense reimbursement	n/a	(.27)%[2]	(.27)%[2]
Net operating expenses	1.87%	1.45%	1.46%

Dreyfus North Carolina Fund

	Dreyfus North Carolina Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.25%	.25%	.25%
Other expenses	.24%	.12%	.12%
Total	1.04%	.97%	.97%
Fee waiver and/or expense reimbursement	n/a	(.27)%[2]	(.27)%[2]
Net operating expenses	1.04%	.70%	.70%

	Dreyfus North Carolina Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganization Acquiring Fund Class B
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	.50%	.50%	.50%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.35%	.20%	.21%
Total	1.65%	1.55%	1.56%
Fee waiver and/or expense reimbursement	n/a	(.35)%[2]	(.36)%[2]
Net operating expenses	1.65%	1.20%	1.20%

	Dreyfus North Carolina Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganization Acquiring Fund Class C
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	.75%	.75%	.75%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.24%	.12%	.12%
Total	1.79%	1.72%	1.72%
Fee waiver and/or expense reimbursement	n/a	(.27)%[2]	(.27)%[2]
Net operating expenses	1.79%	1.45%	1.45%

Dreyfus Virginia Fund

	Dreyfus Virginia Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.25%	.25%	.25%
Other expenses	.25%	.12%	.12%
Total	1.05%	.97%	.97%
Fee waiver and/or expense reimbursement	n/a3	(.27)%[2]	(.27)%[2]
Net operating expenses	1.05%	.70%	.70%

	Dreyfus Virginia Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganization Acquiring Fund Class B
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	.50%	.50%	.50%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.37%	.20%	.22%
Total	1.67%	1.55%	1.57%
Fee waiver and/or expense reimbursement	n/a3	(.35)%[2]	(.37)%[2]
Net operating expenses	1.67%	1.20%	1.20%

	Dreyfus Virginia Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganization Acquiring Fund Class C
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	.75%	.75%	.75%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.25%	.12%	.12%
Total	1.80%	1.72%	1.72%
Fee waiver and/or expense reimbursement	n/a3	(.27)%[2]	(.27)%[2]
Net operating expenses	1.80%	1.45%	1.45%

________________________

1

“Interest expense” represents for accounting purposes interest expense associated with Dreyfus Michigan Fund’s investment in inverse floaters. Not shown in the table is the additional income generated by these investments which amounted approximately to the interest expense as shown.

2

Dreyfus has contractually agreed, until it gives shareholders at least 90 days’ prior notice, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund so that the total annual operating expenses of none of the Acquiring Fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. Dreyfus has agreed to continue this undertaking until at least December 15, 2009.

3

Dreyfus assumed certain expenses of Dreyfus Virginia Fund pursuant to an undertaking, reducing total expenses of the Fund from 1.05% to 1.00% for Class A, from 1.67% to 1.50% for Class B, and from 1.80% to 1.75% for Class C. This undertaking was voluntary.

EXAMPLE

As to each Fund, the Example below is intended to help you compare the cost of investing in the Fund and the Acquiring Fund. Each Example assumes you invest $10,000 in the respective fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the respective fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples for the Acquiring Fund are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. As to each Fund, the “Pro Forma After Reorganization” examples are based on the operating expenses of the Fund and the Acquiring Fund, as of April 30, 2009, as adjusted showing the effect of the relevant Reorganization had the Reorganization occurred on such date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dreyfus Michigan Fund

Class A	1 Year	3 Years	5 Years	10 Years

Dreyfus Michigan Fund Class A Shares	$560	$793	$1,044	$1,763

Acquiring Fund Class A Shares	$518	$719	$937	$1,563

Pro Forma After Reorganization Acquiring Fund Class A Shares	$519	$724	$946	$1,584

Class B*	1 Year	3 Years	5 Years	10 Years

Dreyfus Michigan Fund Class B Shares	$598/$198	$912/$612	$1,252/$1,052	$1,867**/$1,867**

Acquiring Fund Class B Shares	$522/$122	$755/$455	$1,012/$812	$1,516**/$1,516**

Pro Forma After Reorganization Acquiring Fund Class B Shares	$523/$123	$769/$469	$1,038/$838	$1,558**/$1,558**

*	With redemption/without redemption.
**	Assumes conversion of Class B shares to Class A shares at end of sixth year following the date of purchase.

Class C*	1 Year	3 Years	5 Years	10 Years

Dreyfus Michigan Fund Class C Shares	$290/$190	$588/$588	$1,011/$1,011	$2,190/$2,190

Acquiring Fund Class C Shares	$248/$148	$516/$516	$908/$908	$2,008/$2,008

Pro Forma After Reorganization Acquiring Fund Class C Shares	$249/$149	$519/$519	$913/$913	$2,019/$2,019

*	With redemption/without redemption.

Dreyfus North Carolina Fund

Class A	1 Year	3 Years	5 Years	10 Years

Dreyfus North Carolina Fund Class A Shares	$551	$766	$998	$1,664

Acquiring Fund Class A Shares	$518	$719	$937	$1,563

Pro Forma After Reorganization Acquiring Fund Class A Shares	$518	$719	$937	$1,563

Class B*	1 Year	3 Years	5 Years	10 Years

Dreyfus North Carolina Fund Class B Shares	$568/$168	$820/$520	$1,097/$897	$1,643**/$1,643**

Acquiring Fund Class B Shares	$522/$122	$755/$455	$1,012/$812	$1,516**/$1,516**

Pro Forma After Reorganization Acquiring Fund Class B Shares	$522/$122	$757/$457	$1,016/$816	$1,521**/$1,521**

*	With redemption/without redemption.
**	Assumes conversion of Class B shares to Class A shares at end of sixth year following the date of purchase.

Class C*	1 Year	3 Years	5 Years	10 Years

Dreyfus North Carolina Fund Class C Shares	$282/$182	$563/$563	$970/$970	$2,105/$2,105

Acquiring Fund Class C Shares	$248/$148	$516/$516	$908/$908	$2,008/$2,008

Pro Forma After Reorganization Acquiring Fund Class C Shares	$248/$148	$516/$516	$908/$908	$2,008/$2,008

*	With redemption/without redemption.

Dreyfus Virginia Fund

Class A	1 Year	3 Years	5 Years	10 Years

Dreyfus Virginia Fund Class A Shares	$552	$769	$1,003	$1,675

Acquiring Fund Class A Shares	$518	$719	$937	$1,563

Pro Forma After Reorganization Acquiring Fund Class A Shares	$518	$719	$937	$1,563

Class B*	1 Year	3 Years	5 Years	10 Years

Dreyfus Virginia Fund Class B Shares	$570/$170	$826/$526	$1,107/$907	$1,660**/$1,660**

Acquiring Fund Class B Shares	$522/$122	$755/$455	$1,012/$812	$1,516**/$1,516**

Pro Forma After Reorganization Acquiring Fund Class B Shares	$522/$122	$759/$459	$1,020/$820	$1,526**/$1,526**

*	With redemption/without redemption.
**	Assumes conversion of Class B shares to Class A shares at end of sixth year following the date of purchase.

Class C*	1 Year	3 Years	5 Years	10 Years

Dreyfus Virginia Fund Class C Shares	$283/$183	$566/$566	$975/$975	$2,116/$2,116

Acquiring Fund Class C Shares	$248/$148	$516/$516	$908/$908	$2,008/$2,008

Pro Forma After Reorganization Acquiring Fund Class C Shares	$248/$148	$516/$516	$908/$908	$2,008/$2,008

*	With redemption/without redemption.

EXHIBIT C

DESCRIPTION OF THE COMPANY’S BOARD MEMBERS

Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.1

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations
Joseph S. DiMartino (65) Chairman of the Board (1995)	Corporate Director and Trustee

The Muscular Dystrophy Association, Director

CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director

The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

Sunair Services Corporation, a
provider of certain outdoor-related services to homes and businesses, Director

David W. Burke (73) Board Member (1994)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director

William Hodding Carter III (74) Board Member (2006)

Professor of Leadership & Public Policy, University of North
Carolina, Chapel Hill (January
1, 2006 – present)

President and Chief Executive
Officer of the John S. and James
L. Knight Foundation (February 1, 1998 – February 1, 2006)

The Century Foundation, a tax- exempt research foundation, Emeritus Director The Enterprise Corporation of the Delta, a non-profit economic development organization, Director

Gordon J. Davis (67) Board Member (1995)	Partner in the law firm of Dewey & LeBoeuf LLP President, Lincoln Center for the Performing Arts, Inc. (2001)	Consolidated Edison, Inc., a utility company, Director Phoenix Companies, Inc., a life insurance company, Director Board Member/Trustee for several not-for-profit groups

Joni Evans (67) Board Member (1991)	Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications Principal, Joni Evans Ltd. Senior Vice President of the William Morris Agency (2005)	None

Ehud Houminer (68) Board Member (2006)	Executive-in-Residence at the Columbia Business School, Columbia University	Avnet Inc., an electronics distributor, Director International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

Richard C. Leone (69) Board Member (2006)	President of The Century Foundation (formerly, The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues	The American Prospect, Director Center for American Progress, Director

Hans C. Mautner (71) Board Member (2006)

President – International Division
and an Advisory Director of Simon Property Group, a real estate investment company (1998 –
present)

Director and Vice Chairman of
Simon Property Group (1998 –
2003)

Chairman and Chief Executive
Officer of Simon Global Limited
(1999 – present)

None

Robin A. Melvin (45) Board Member (2006)

Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances

Senior Vice President, Mentor, a national non-profit youth mentoring organization (2005)

None

Burton N. Wallack (58) Board Member (1991)	President and co-owner of Wallack Management Company, a real estate management company	None

John E. Zuccotti (71) Board Member (2006)	Chairman of Brookfield Properties, Inc. Senior Counsel of Weil, Gotshal & Manges, LLP Emeritus Chairman of the Real Estate Board of New York	Emigrant Savings Bank, Director Wellpoint, Inc., Director Columbia University, Trustee Doris Duke Charitable Foundation, Trustee

1 None of the Board members are “interested persons” of the Company, as defined in the 1940 Act.

[DREYFUS MICHIGAN FUND/

DREYFUS NORTH CAROLINA FUND/

DREYFUS VIRGINIA FUND]

(A SERIES OF DREYFUS STATE MUNICIPAL BOND FUNDS)

The undersigned shareholder of [Dreyfus Michigan Fund/Dreyfus North Carolina Fund/Dreyfus Virginia Fund] (the “Fund”), a series of Dreyfus State Municipal Bond Funds (the “Trust”), hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on August 31, 2009, at a Special Joint Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, at 10:00 a.m., on Thursday, November 19, 2009, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the combined Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE TRUST’S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

1.	TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.
2.	INTERNET: Go to www.proxyweb.com, and follow the on-line directions.
3.	MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated:____________________________________________
Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope

Signature(s)	(Sign in the Box)

 Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Joint Meeting of Shareholders and combined Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil.

Please do not use fine point pens.

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”), in exchange for Class A, Class B and Class C shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Acquiring Fund of the Fund’s stated liabilities (the “Reorganization”). Class A, Class B and Class C shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A, Class B and Class C shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Trust.

FOR	AGAINST	ABSTAIN
☐	☐	☐

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

COMBINED STATEMENT OF ADDITIONAL INFORMATION
August __, 2009
Acquisition of the Assets of
DREYFUS MICHIGAN FUND DREYFUS NORTH CAROLINA FUND DREYFUS VIRGINIA FUND (Each a Series of Dreyfus State Municipal Bond Funds)
144 Glenn Curtiss Boulevard Uniondale, New York 11556-0144 1-800-554-4611
By and in Exchange for Class A, Class B and Class C Shares of
DREYFUS AMT-FREE MUNICIPAL BOND FUND (A Series of Dreyfus Municipal Funds, Inc.)

144 Glenn Curtiss Boulevard Uniondale, New York 11556-0144 1-800-554-4611

This combined Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the combined Prospectus/Proxy Statement dated August __, 2009 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Michigan Fund, Dreyfus North Carolina Fund and Dreyfus Virginia Fund (each, a “Fund”) in exchange for Class A, Class B and Class C shares of Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”). With respect to each Fund, the transfer is to occur pursuant to an Agreement and Plan of Reorganization. This combined Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund’s Statement of Additional Information dated December 15, 2008.
2.	The Acquiring Fund’s Annual Report for the fiscal year ended August 31, 2008.
3.	The Acquiring Fund’s Semi-Annual Report for the six-month period ended February 28, 2009.
4.	The Funds’ Statement of Additional Information dated December 15, 2008.
5.	The Funds’ Annual Report for the fiscal year ended April 30, 2009.
6.	Pro forma financials for the combined Funds and Acquiring Fund as of February 28, 2009.

The Acquiring Fund’s Statement of Additional Information, and the financial statements included in the Acquiring Fund’s Annual Report, and the Funds’ Annual Report, are incorporated herein by reference. The combined Prospectus/Proxy Statement dated August __, 2009 may be obtained by writing to the Funds or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

The Acquiring Fund’s Statement of Additional Information dated December 15, 2008 is incorporated herein by reference to the Acquiring Fund’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, filed on December 15, 2008 (File No. 33-42162). The financial statements of the Acquiring Fund are incorporated herein by reference to the Acquiring Fund’s Annual Report for its fiscal year ended August 31, 2008, filed on October 31, 2008, and the Acquiring Fund's Semi-Annual Report for the six-month period ended February 28, 2009, filed on April 27, 2009.

The Funds’ Statement of Additional Information dated December 15, 2008 is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A, filed on December 12, 2008 (File No. 33-10238). The financial statements of each Fund are incorporated herein by reference to the Fund’s Annual Report for its fiscal year ended April 30, 2009, filed on June 29, 2009.

Pro Forma STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
February 28, 2009 (Unaudited)

			Dreyfus AMT-Free Municipal Bond Fund		Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund		Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund		Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund		Dreyfus AMT-Free Municipal Bond Fund Pro Forma Combined (*)	Dreyfus AMT-Free Municipal Bond Fund	Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund	Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund	Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund	Dreyfus AMT-Free Municipal Bond Fund Pro Forma Combined (*)

Long-Term Municipal Investments--96.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)									Value ($)
Alabama--1.3%
Alabama Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000								5,155,000	5,192,786				5,192,786
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000								2,380,000	1,585,389				1,585,389

Alaska--1.0%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	705,000								705,000	706,001				706,001
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	4,790,000								4,790,000	4,285,661				4,285,661

Arizona--1.0%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000								2,000,000	2,124,120				2,124,120
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance Guarantee
Corp.)	5.00	12/1/18	2,700,000								2,700,000	2,832,435				2,832,435

Arkansas--0.2%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000								1,025,000	1,084,921				1,084,921

California--6.2%
Beaumont Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	4.75	9/1/33	7,065,000								7,065,000	5,523,417				5,523,417
California,
GO	5.25	10/1/16	295,000								295,000	295,965				295,965
California,
GO (Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	9/1/10	105,000	[a]							105,000	111,655				111,655
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	3,300,000								3,300,000	2,610,300				2,610,300
California,
GO (Veterans) (Insured; FSA)	5.45	12/1/24	2,635,000								2,635,000	2,635,922				2,635,922
California Educational Facilities
Authority, Revenue (Pomona
College)	0.00	7/1/30	3,005,000	[b]							3,005,000	906,188				906,188
California Public Works Board,
LR (Department of Corrections)
(Ten Administrative
Segregation Housing Units)
(Insured; AMBAC)	5.25	3/1/21	1,000,000								1,000,000	1,033,120				1,033,120
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000								1,000,000	1,012,430				1,012,430
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/1/24	1,880,000								1,880,000	1,899,214				1,899,214
Glendale Community College
District, GO (Insured; FGIC)	0.00	8/1/21	1,520,000	[b]							1,520,000	838,417				838,417
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/26	2,575,000	[b]							2,575,000	957,128				957,128
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/27	2,000,000	[b]							2,000,000	692,380				692,380
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,640,000								6,640,000	4,135,923				4,135,923
Nevada Joint Union High School
District, GO (Insured; FSA)	5.00	8/1/22	1,160,000								1,160,000	1,198,953				1,198,953
Pajaro Valley Unified School
District, GO (Insured; FSA)	0.00	8/1/26	1,500,000	[b]							1,500,000	561,345				561,345
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/27	4,110,000	[b]							4,110,000	1,443,350				1,443,350
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/28	4,000,000	[b]							4,000,000	1,312,240				1,312,240
San Juan Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	5.25	8/1/20	1,425,000								1,425,000	1,518,779				1,518,779
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
FSA)	0.00	9/1/21	1,615,000	[b]							1,615,000	877,042				877,042
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000								1,765,000	1,800,159				1,800,159
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National Public
Finance Guarantee Corp.)	4.75	9/1/16	1,000,000								1,000,000	1,007,380				1,007,380
Colorado--2.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000								500,000	473,920				473,920
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000								600,000	514,752				514,752
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000								1,000,000	1,054,690				1,054,690
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000								1,200,000	1,241,016				1,241,016
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GNMA)	5.88	1/20/20	1,940,000								1,940,000	1,978,567				1,978,567
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000								1,000,000	1,012,880				1,012,880
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	9/1/24	2,000,000								2,000,000	1,685,400				1,685,400
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA) (Prerefunded)	0.00	6/15/11	7,550,000	[a,b]							7,550,000	2,909,619				2,909,619
Prairie Center Metropolitan
District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.40	12/15/31	4,750,000								4,750,000	3,009,648				3,009,648

Delaware--1.3%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000								5,000,000	5,096,850				5,096,850
Delaware Housing Authority,
Revenue	5.15	7/1/17	560,000								560,000	568,719				568,719
Delaware Housing Authority,
Revenue	5.40	7/1/24	800,000								800,000	817,912				817,912

Florida--5.7%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty)	5.00	4/1/36	5,000,000								5,000,000	4,799,200				4,799,200
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; National Public Finance
Guarantee Corp.)	5.50	10/1/17	2,000,000								2,000,000	1,925,040				1,925,040
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000								1,000,000	1,018,100				1,018,100
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000								1,000,000	1,027,610				1,027,610
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000								3,500,000	3,421,005				3,421,005
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000								1,705,000	1,804,453				1,804,453
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000								1,820,000	1,863,534				1,863,534
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000								1,250,000	1,277,650				1,277,650
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000								1,000,000	936,330				936,330
Orlando,
Capital Improvement Special
Revenue	4.75	10/1/22	2,875,000								2,875,000	2,881,727				2,881,727
Pace Property Finance Authority
Inc., Utility System
Improvement Revenue (Insured;
AMBAC)	5.13	9/1/12	1,055,000								1,055,000	1,067,734				1,067,734
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/21	2,000,000								2,000,000	1,790,060				1,790,060
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/26	1,955,000								1,955,000	1,623,178				1,623,178
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/31	750,000								750,000	576,593				576,593
University of Central Florida,
COP (UCF Convocation
Corporation Master Lease
Program) (Insured; FGIC)	5.00	10/1/18	1,765,000								1,765,000	1,753,633				1,753,633
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000								1,525,000	1,633,199				1,633,199

Georgia--1.9%
Atlanta,
Water and Wastewater Revenue
(Insured; FGIC)	5.50	11/1/18	1,200,000								1,200,000	1,288,644				1,288,644
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000								970,000	1,020,430				1,020,430
Carrollton Payroll Development
Authority, RAC (UWG Athletic
Complex, LLC Project)	6.25	6/15/34	3,895,000								3,895,000	4,033,350				4,033,350
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty)	5.63	6/15/38	2,000,000								2,000,000	2,030,920				2,030,920
Savannah Economic Development
Authority, Revenue (AASU
Student Union, LLC Project)
(Insured; Assured Guaranty)	5.00	6/15/32	1,750,000								1,750,000	1,675,572				1,675,572

Idaho--2.2%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)
(Prerefunded)	5.38	4/1/12	5,000	[a]							5,000	5,572				5,572
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000								5,600,000	5,979,120				5,979,120
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000								2,625,000	2,806,230				2,806,230
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000								2,500,000	2,583,175				2,583,175

Illinois--2.9%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000								2,500,000	2,541,800				2,541,800
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty)	5.10	3/1/28	3,500,000								3,500,000	3,461,360				3,461,360
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000								750,000	677,025				677,025
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000								500,000	443,550				443,550
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; National Public
Finance Guarantee Corp.)	5.75	11/1/28	1,000,000								1,000,000	874,170				874,170
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000								2,000,000	1,316,900				1,316,900
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; FSA)	5.25	5/15/27	6,000,000								6,000,000	5,835,000				5,835,000

Kentucky--0.3%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000								1,500,000	1,331,445				1,331,445

Louisiana--2.3%
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000								705,000	749,803				749,803
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; National Public Finance
Guarantee Corp.)	5.25	3/1/17	4,500,000								4,500,000	4,554,855				4,554,855
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty)	6.00	1/1/23	2,000,000								2,000,000	2,035,500				2,035,500
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	4,355,000								4,355,000	4,361,010				4,361,010

Maine--0.8%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,290,000								4,290,000	4,321,703				4,321,703

Maryland--1.7%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000								1,500,000	1,075,500				1,075,500
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,075,000								1,075,000	1,075,075				1,075,075
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000								2,890,000	2,976,209				2,976,209
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000								1,295,000	1,422,739				1,422,739
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Prerefunded)	5.75	7/1/12	2,000,000	[a]							2,000,000	2,256,300				2,256,300

Michigan--17.9%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17			4,460,000						4,460,000		4,118,409			4,118,409
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14			8,000,000	[b]					8,000,000		6,667,520			6,667,520
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20			1,055,000	[b]					1,055,000		622,218			622,218
Detroit,
Water Supply System Revenue
(Insured; FGIC) (Prerefunded)	5.75	7/1/11			4,000,000	[a]					4,000,000		4,419,400			4,419,400
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25			1,200,000						1,200,000		787,836			787,836
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35			1,215,000						1,215,000		718,090			718,090
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20			1,000,000						1,000,000		1,122,610			1,122,610
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28			2,250,000						2,250,000		2,049,210			2,049,210
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13			1,905,000						1,905,000		1,865,871			1,865,871
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18			1,800,000						1,800,000		1,689,570			1,689,570
Grand Valley State University,
Revenue (Insured; FGIC)
(Prerefunded)	5.25	12/1/10			3,000,000	[a]					3,000,000		3,216,000			3,216,000
Huron Valley School District,
GO - Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18			6,270,000	[b]					6,270,000		4,195,445			4,195,445
Jonesville Community Schools,
GO Unlimited Tax (School Bond
Loan Fund Guaranteed)
(Insured; National Public Finance
Guarantee Corp.)	5.00	5/1/16	685,000								685,000	747,972				747,972
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000		2,000,000						3,000,000	1,202,170	2,404,340			3,606,510
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	2,555,000	[c]	2,000,000	[c]					4,555,000	2,584,587	2,023,160			4,607,747
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	5.50	7/1/20	1,255,000								1,255,000	979,954				979,954
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40			2,000,000						2,000,000		1,415,660			1,415,660
Lincoln Consolidated School
District, GO Unlimited Tax
(School Bond Loan Fund
Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000								1,155,000	1,261,179				1,261,179
Michigan Higher Education Student
Loan Authority, Student Loan
Revenue (Insured; AMBAC)	5.20	9/1/20			1,540,000						1,540,000		1,306,536			1,306,536
Michigan Hospital Finance
Authority, HR (Detroit Medical
Center)	8.13	8/15/12			75,000						75,000		73,805			73,805
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	3,750,000		500,000						4,250,000	2,886,600	384,880			3,271,480
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27			1,500,000						1,500,000		1,517,475			1,517,475
Michigan Housing Development
Authority, Limited Obligation
MFHR (Deaconess Tower
Apartments) (Collateralized;
GNMA)	5.25	2/20/48			470,000						470,000		419,677			419,677
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.05	10/1/15			1,500,000						1,500,000		1,515,645			1,515,645
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.38	10/1/21			10,200,000	[d,f]					10,200,000		10,949,496			10,949,496
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000								3,040,000	2,192,904				2,192,904
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19			700,000						700,000		629,111			629,111
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26			2,000,000						2,000,000		1,646,260			1,646,260
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32			1,250,000						1,250,000		1,083,625			1,083,625
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21			2,200,000						2,200,000		1,765,104			1,765,104
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000		3,000,000						6,000,000	1,895,790	1,895,790			3,791,580
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22			2,000,000						2,000,000		2,326,280			2,326,280
Pontiac Tax Increment Finance
Authority, Revenue
(Prerefunded)	6.38	6/1/12			3,170,000	[a]					3,170,000		3,651,111			3,651,111
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15			3,700,000						3,700,000		4,658,818			4,658,818
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14			1,500,000						1,500,000		1,542,675			1,542,675
Stockbridge Community Schools,
School Building and Site Bonds
(GO - Unlimited Tax)
(Prerefunded)	5.50	5/1/10			600,000	[a]					600,000		633,048			633,048
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35			1,500,000						1,500,000		869,865			869,865
Wayne County,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/17			2,000,000						2,000,000		1,980,440			1,980,440
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured
Guaranty)	5.75	12/1/27			1,000,000						1,000,000		984,130			984,130
Wayne State University Board of
Governors, General Revenue
(Insured; FSA)	5.00	11/15/30			2,000,000						2,000,000		2,001,380			2,001,380

Mississippi--0.7%
Horn Lake,
Special Assessment Bonds
(DeSoto Commons Project)
(Insured; AMBAC)	5.00	4/15/16	625,000								625,000	677,713				677,713
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000								1,315,000	1,365,890				1,365,890
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	6.50	9/1/32	2,000,000								2,000,000	1,406,480				1,406,480

Missouri--0.6%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	275,000								275,000	290,529				290,529
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	830,000								830,000	860,926				860,926
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	755,000								755,000	768,167				768,167
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000								1,265,000	1,295,524				1,295,524

Nebraska--0.5%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000								2,305,000	2,474,256				2,474,256

New Hampshire--0.4%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000								760,000	782,420				782,420
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000								1,175,000	1,208,499				1,208,499

New Jersey--0.8%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000								65,000	80,453				80,453
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000								185,000	216,180				216,180
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	750,000								750,000	879,420				879,420
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000								6,000,000	3,191,100				3,191,100

New York--1.1%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000								5,000,000	5,268,150				5,268,150
Seneca Nation Indians Capital
Improvements Authority,
Special Obligation Revenue	5.00	12/1/23	1,000,000	[d]							1,000,000	643,110				643,110

North Carolina--10.5%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)
(Prerefunded)	5.60	7/15/10					1,000,000	[a]			1,000,000			1,074,260		1,074,260
Cabarrus County,
COP (Installment Financing
Contract)	5.50	4/1/14					2,000,000				2,000,000			2,153,400		2,153,400
Charlotte,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.75	7/1/09					1,500,000	[a]			1,500,000			1,542,105		1,542,105
Charlotte,
GO	5.00	7/1/21					1,525,000				1,525,000			1,592,862		1,592,862
Charlotte,
GO	5.00	7/1/22					2,110,000				2,110,000			2,193,092		2,193,092
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20					1,000,000				1,000,000			1,081,030		1,081,030
Charlotte,
Storm Water Fee Revenue
(Prerefunded)	6.00	6/1/10					2,000,000	[a]			2,000,000			2,149,760		2,149,760
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36					1,000,000				1,000,000			945,800		945,800
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)	5.00	1/15/39					1,400,000				1,400,000			1,329,230		1,329,230
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21					1,620,000				1,620,000			1,858,545		1,858,545
Durham County,
GO Public Improvement Bonds	5.00	6/1/18					1,000,000				1,000,000			1,134,740		1,134,740
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26					1,000,000				1,000,000			1,019,190		1,019,190
Johnston County,
GO (Insured; National Public
Finance Guarantee Corp.)	4.50	2/1/25					1,250,000				1,250,000			1,270,800		1,270,800
Monroe,
COP (Installment Financing
Agreement) (Insured; Assured
Guaranty)	5.50	3/1/39					1,000,000				1,000,000			1,001,520		1,001,520
New Hanover County,
GO Public Improvement Bonds
(Prerefunded)	5.75	11/1/10					1,700,000	[a]			1,700,000			1,864,645		1,864,645
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project)	5.00	10/1/38					1,005,000				1,005,000			1,020,889		1,020,889
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project)
(Prerefunded)	5.13	10/1/12					1,000,000	[a]			1,000,000			1,122,450		1,122,450
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22					1,000,000				1,000,000			1,028,350		1,028,350
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26					3,000,000				3,000,000			3,025,680		3,025,680
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26					715,000				715,000			738,202		738,202
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (DePaul Community
Facilities Project)
(Prerefunded)	7.63	11/1/09					2,005,000	[a]			2,005,000			2,133,079		2,133,079
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35					1,000,000				1,000,000			640,350		640,350
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19					1,135,000				1,135,000			1,098,419		1,098,419
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33					1,750,000				1,750,000			1,812,493		1,812,493
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10					1,000,000	[a]			1,000,000			1,074,680		1,074,680
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10					2,000,000	[a]			2,000,000			2,149,360		2,149,360
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29					2,000,000				2,000,000			1,916,760		1,916,760
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16					3,055,000	[b]			3,055,000			2,223,337		2,223,337
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33					1,000,000				1,000,000			644,790		644,790
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13					1,000,000	[a]			1,000,000			1,196,190		1,196,190
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30					3,250,000				3,250,000			2,347,638		2,347,638
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/25	1,250,000								1,250,000	1,080,663				1,080,663
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25					500,000				500,000			493,110		493,110
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26					500,000				500,000			487,060		487,060
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31					1,000,000				1,000,000			1,014,670		1,014,670
Raleigh,
Combined Enterprise System
Revenue	5.00	3/1/31					1,175,000				1,175,000			1,196,549		1,196,549
University of North Carolina,
University Revenue (Chapel
Hill University) (Prerefunded)	5.00	6/1/11					1,700,000	[a]			1,700,000			1,838,924		1,838,924
Wilkes County,
COP (Insured; National Public
Finance Guarantee Corp.)	4.50	6/1/26					1,000,000				1,000,000			941,460		941,460
Winston Salem,
COP	4.75	6/1/31					1,000,000				1,000,000			877,510		877,510

Ohio--2.3%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,000,000								3,000,000	1,706,010				1,706,010
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	3,300,000								3,300,000	3,127,410				3,127,410
Lorain,
Hospital Improvement Revenue
(Lakeland Community Hospital,
Inc.)	6.50	11/15/12	465,000								465,000	496,611				496,611
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000								1,150,000	1,059,621				1,059,621
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000								2,000,000	2,005,940				2,005,940
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	1,550,000								1,550,000	1,561,067				1,561,067
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,720,000								2,720,000	1,974,774				1,974,774

Oklahoma--0.4%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)
(Prerefunded)	5.13	12/1/10	785,000	[a]							785,000	847,086				847,086
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000								1,135,000	1,076,854				1,076,854

Oregon--0.4%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000								1,400,000	1,565,928				1,565,928
Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; National Public Finance
Guarantee Corp.)	5.50	1/1/14	590,000								590,000	597,688				597,688
Pennsylvania--5.7%
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000								2,000,000	1,323,560				1,323,560
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000								4,000,000	4,413,280				4,413,280
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	2,000,000								2,000,000	1,358,440				1,358,440
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000								2,000,000	1,517,840				1,517,840
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,980,000								1,980,000	1,892,365				1,892,365
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000								1,500,000	1,154,220				1,154,220
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000								2,500,000	2,631,750				2,631,750
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	4,400,000								4,400,000	4,395,204				4,395,204
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000								2,000,000	2,092,020				2,092,020
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	3,500,000								3,500,000	3,605,420				3,605,420
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000								1,410,000	1,426,229				1,426,229
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	730,000	[a]							730,000	827,185				827,185
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000								270,000	282,641				282,641
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000								2,500,000	2,500,325				2,500,325

South Carolina--0.2%
Pickens County School District,
GO (School District Enhance
Program) (Prerefunded)	5.00	5/1/09	1,135,000	[a]							1,135,000	1,143,876				1,143,876

Texas--9.5%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Prerefunded)	6.60	1/1/11	2,500,000	[a]							2,500,000	2,738,475				2,738,475
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000								1,580,000	1,392,470				1,392,470
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	2,750,000								2,750,000	1,875,527				1,875,527
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000								1,000,000	606,700				606,700
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000								2,170,000	2,178,680				2,178,680
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000								1,955,000	2,123,521				2,123,521
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000								1,000,000	1,023,100				1,023,100
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000								1,295,000	1,428,191				1,428,191
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000								450,000	471,929				471,929
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000	[b]							135,000	60,407				60,407
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/20	415,000								415,000	433,414				433,414
Fort Worth,
General Purpose Bonds	5.00	3/1/20	700,000								700,000	739,753				739,753
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000								1,000,000	1,068,980				1,068,980
Houston,
Tax and Revenue Certificates
of Obligation (Prerefunded)	5.63	3/1/11	550,000	[a]							550,000	596,173				596,173
Houston,
Tax and Revenue Certificates
of Obligation (Prerefunded)	5.63	3/1/11	300,000	[a]							300,000	325,185				325,185
Houston,
Water and Sewer System Revenue
(Insured; FSA)	5.00	12/1/18	1,145,000								1,145,000	1,204,265				1,204,265
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	525,000								525,000	532,465				532,465
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000								740,000	757,279				757,279
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000								1,000,000	972,520				972,520
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000	[b]							4,000,000	1,193,240				1,193,240
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000	[b]							9,110,000	2,552,531				2,552,531
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000								995,000	1,017,179				1,017,179
Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000								1,175,000	804,898				804,898
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000								1,300,000	1,322,451				1,322,451
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000								1,100,000	1,165,835				1,165,835
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000	[b]							1,000,000	361,990				361,990
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	[b]							4,675,000	1,573,745				1,573,745
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000								1,315,000	1,365,798				1,365,798
North Harris Montgomery Community
College District, Limited Tax
GO Building Bonds (Insured;
FGIC)	5.38	2/15/17	145,000								145,000	156,398				156,398
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.63	1/1/33	5,000,000								5,000,000	5,088,450				5,088,450
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	3,000,000								3,000,000	3,064,350				3,064,350
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,000,000								5,000,000	4,574,200				4,574,200
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000								1,035,000	1,003,495				1,003,495
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000								255,000	299,656				299,656
San Antonio,
GO	5.00	2/1/16	120,000								120,000	120,332				120,332
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	[b]							5,545,000	1,500,810				1,500,810
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000								1,130,000	1,222,931				1,222,931
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	490,000								490,000	548,815				548,815

Utah--0.2%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.25	7/1/22	1,250,000								1,250,000	1,271,250				1,271,250

Virginia--9.8%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15							1,445,000		1,445,000				1,498,205	1,498,205
Alexandria,
Consolidated Public
Improvement GO Bonds
(Prerefunded)	5.50	6/15/10							2,625,000	[a]	2,625,000				2,809,118	2,809,118
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26							1,000,000		1,000,000				800,350	800,350
Bristol,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/15/20							2,185,000		2,185,000				2,273,208	2,273,208
Capital Region Airport Commission,
Airport Revenue (Insured; FSA)	5.00	7/1/31							1,000,000		1,000,000				989,320	989,320
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19							1,100,000		1,100,000				1,115,147	1,115,147
Chesapeake,
GO Public Improvement Bonds	5.50	12/1/17							1,750,000		1,750,000				1,905,593	1,905,593
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25							1,000,000		1,000,000				1,133,460	1,133,460
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28							1,500,000		1,500,000				1,637,790	1,637,790
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26							2,920,000		2,920,000				2,082,135	2,082,135
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000								1,120,000	1,179,416				1,179,416
Fairfax County Water Authority,
Water Revenue (Prerefunded)	5.50	4/1/10							1,655,000	[a]	1,655,000				1,758,338	1,758,338
Fairfax County Water Authority,
Water Revenue (Prerefunded)	5.50	4/1/10							1,830,000	[a]	1,830,000				1,944,265	1,944,265
Harrisonburg Industrial
Development Authority,
Hospital Facilities Revenue
(Rockingham Memorial Hospital)
(Insured; AMBAC)	4.25	8/15/26							650,000		650,000				476,047	476,047
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; AMBAC)	4.75	10/1/23							3,555,000		3,555,000				3,217,311	3,217,311
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.00	5/15/19	1,200,000								1,200,000	1,264,932				1,264,932
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22							1,000,000		1,000,000				1,139,920	1,139,920
Norfolk,
Water Revenue	5.00	11/1/25							1,000,000		1,000,000				1,053,420	1,053,420
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33							500,000		500,000				300,285	300,285
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10							300,000		300,000				312,480	312,480
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(Catholic Diocese of Arlington)	5.50	10/1/33							1,000,000		1,000,000				915,120	915,120
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17							3,100,000		3,100,000				3,449,401	3,449,401
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/21							2,500,000		2,500,000				2,545,575	2,545,575
Tobacco Settlement Financing
Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.63	6/1/15							1,000,000		1,000,000				1,143,990	1,143,990
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36							785,000		785,000				586,262	586,262
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16							215,000	[a]	215,000				249,258	249,258
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22							1,000,000		1,000,000				969,180	969,180
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.90	1/1/33							3,000,000		3,000,000				2,671,080	2,671,080
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36							1,500,000		1,500,000				1,581,315	1,581,315
Virginia Housing Development
Authority, MFHR	5.95	5/1/16							710,000		710,000				711,221	711,221
Virginia Public Building
Authority, Public Facilities
Revenue (Prerefunded)	5.75	8/1/10							2,700,000	[a]	2,700,000				2,884,302	2,884,302
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/28							1,500,000		1,500,000				1,540,800	1,540,800
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue	5.00	10/1/29							1,000,000		1,000,000				1,027,580	1,027,580
Virginia Resources Authority,
Clean Water State Revolving
Fund Revenue (Prerefunded)	5.38	10/1/10							1,535,000	[a]	1,535,000				1,639,564	1,639,564

Washington--1.3%
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000								2,645,000	2,255,788				2,255,788
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,500,000								3,500,000	3,598,875				3,598,875
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty)	5.50	8/15/24	1,000,000								1,000,000	979,000				979,000

Wisconsin--0.2%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000								1,000,000	1,045,860				1,045,860

U.S. Related--2.7%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	7/1/10							1,500,000	[a]	1,500,000				1,591,440	1,591,440
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35					1,000,000		1,000,000		2,000,000			798,730	798,730	1,597,460
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc.
Project)	6.30	6/1/23			1,410,000						1,410,000		628,873			628,873
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29					1,315,000				1,315,000			1,159,541		1,159,541
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16					605,000	[a]			605,000			719,333		719,333
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15					1,000,000	[a]			1,000,000			1,163,320		1,163,320
Puerto Rico Public Finance
Corporation (Commonwealth
Appropriation Bonds) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.38	8/1/11					3,000,000	[a]			3,000,000			3,268,200		3,268,200
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note (Prerefunded)	6.50	10/1/10							3,000,000	[a]	3,000,000				3,286,560	3,286,560
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18					850,000				850,000			761,183		761,183

Total Long-Term Municipal Investments
(cost $325,525,009, $80,722,224, $60,734,290, $52,804,913 and $519,786,436, respectively)												306,563,835	79,779,363	61,103,236	54,037,770	501,484,204

Short-Term Municipal	Coupon	Maturity
Investments--2.7%	Rate (%)	Date	Principal Amount ($)									Value ($)
Florida--0.1%
Saint Lucie County,
PCR, Refunding (Florida Power
and Light Company Project)	0.62	3/1/09	500,000	[e]							500,000	500,000				500,000

Michigan--0.1%
Green Lake Township Economic
Development Corporation,
Revenue, Refunding
(Interlochen Center for the
Arts Project) (LOC; Bank One
NA)	0.55	3/1/09			800,000	[e]					800,000		800,000			800,000

Nebraska--0.2%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish
Banks)	1.00	3/1/09	1,000,000	[e]							1,000,000	1,000,000				1,000,000

New York--0.6%
New York City,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.75	3/1/09	3,000,000	[e]							3,000,000	3,000,000				3,000,000

North Carolina--0.4%
North Carolina Medical Care
Commission, HR (Pooled
Financing Project) (LOC;
Wachovia Bank)	0.60	3/1/09	1,000,000	[e]			1,000,000	[e]			2,000,000	1,000,000		1,000,000		2,000,000

Tennessee--0.2%
Knox County Health, Educational
and Housing Facility Board,
Hospital Improvement Revenue
(Covenant Health) (Insured;
Assured Guaranty and Liquidity
Facility; SunTrust Bank)	0.90	3/1/09	1,000,000	[e]							1,000,000	1,000,000				1,000,000

Texas--0.2%
Tarrant County Health Facilities
Development Corporation,
Revenue (The Cumberland Rest,
Inc. Project) (LOC; HSH
Nordbank)	1.00	3/1/09	1,000,000	[e]							1,000,000	1,000,000				1,000,000

Virginia--0.3%
Lexington Industrial Development
Authority, Educational
Facilities Revenue (V.M.I.
Development Board, Inc.,
Project) (LOC; Wachovia Bank)	0.43	3/1/09							200,000	[e]	200,000				200,000	200,000
Norfolk Redevelopment and Housing
Authority, Revenue, Refunding
(Old Dominion University Real
Estate Foundation Housing, LLC
University Village Student
Housing Project) (LOC; Bank of
America)	0.60	3/1/09							700,000	[e]	700,000				700,000	700,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Liquidity Facility;
Wachovia Bank)	0.43	3/1/09							1,000,000	[e]	1,000,000				1,000,000	1,000,000

U.S. Related--0.6%
Puerto Rico Commonwealth,
Public Improvement GO,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.25	3/7/09							3,000,000	[e]	3,000,000				3,000,000	3,000,000

Total Short-Term Municipal Investments (cost $7,500,000, $800,000, $1,000,000, $4,900,000 and $14,200,000, respectively)												7,500,000	800,000	1,000,000	4,900,000	14,200,000

Total Investments (cost $333,025,009, $81,522,224, $61,734,290, $57,704,913 and $533,986,436, respectively)	99.4%	314,063,835	80,579,363	62,103,236	58,937,770	515,684,204
Cash and Receivables, less Liabilities (Net)	0.6%	1,645,012	(688,097)	546,896	1,389,153	2,892,964
Net Assets	100.0%	315,708,847	79,891,266	62,650,132	60,326,923	518,577,168

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Purchased on a delayed delivery basis.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $11,592,606 or 2.2% of pro forma net assets.
e	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
f	Collateral for floating rate borrowings.

* As of 2/28/2009, all of the securities held by the Dreyfus Michigan Fund, the Dreyfus North Carolina Fund and the Dreyfus Virginia Fund comport with the investment strategies and restrictions of the Dreyfus AMT-Free Municipal Bond Fund and management does not anticipate having to dispose of any securities as a result of the merger.

See notes to unaudited pro forma financial statements.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Dreyfus AMT-Free Municipal Bond Fund
Pro Forma Statement of Assets and Liabilities
February 28, 2009 (Unaudited)

		Dreyfus AMT-Free Municipal Bond Fund	Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund	Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund	Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund	Adjustments		Dreyfus AMT-Free Municipal Bond Fund

								Pro Forma Combined (Note 1)

ASSETS:
	Investments in securities, at value - See Statement of Investments *	$ 314,063,835	$ 80,579,363	$ 62,103,236	$ 58,937,770			$515,684,204
	Cash	-	-	-	573,240	$ (573,240)	(a)	0
	Interest receivable	4,428,316	1,175,926	737,916	821,887			7,164,045
	Receivable for investment securities sold	1,984,420	5,464,627	-	-			7,449,047
	Receivable for shares of Common Stock/Beneficial Interest subscribed	671,173	3,724	57,738	79,273			811,908
	Prepaid expenses	48,069	9,799	7,603	8,101			73,572

	Total Assets	321,195,813	87,233,439	62,906,493	60,420,271	(573,240)		531,182,776

LIABILITIES:	Due to The Dreyfus Corporation and affiliates	117,878	70,636	53,912	48,906			291,332
	Cash overdraft due to Custodian	2,509,803	10,575	135,738	-	(573,240)	(a)	2,082,876
	Payable for investment securities purchased	2,580,374	2,019,862	-	-			4,600,236
	Payable for shares of Common Stock/Beneficial Interest redeemed	229,060	27,670	31,932	14,699			303,361
	Payable for floating rate notes issued	-	5,100,000	-	-			5,100,000
	Interest and expense payable related to floating rate notes issued	-	37,904	-	-			37,904
	Accrued expenses	49,851	75,526	34,779	29,743			189,899
	Total Liabilities	5,486,966	7,342,173	256,361	93,348	(573,240)		12,605,608

NET ASSETS		$ 315,708,847	$ 79,891,266	$ 62,650,132	$ 60,326,923	$ -		$518,577,168

REPRESENTED BY:	Paid-in capital	$ 339,448,488	$ 80,435,009	$ 62,714,264	$ 61,978,773			$544,576,534
	Accumulated undistributed investment income-net	13,354	-	-	-			13,354
	Accumulated net realized gain (loss) on investments	(4,791,821)	399,117	(433,078)	(2,884,706)			(7,710,488)
	Accumulated net unrealized appreciation (depreciation)
	on investments	(18,961,174)	(942,860)	368,946	1,232,856			(18,302,232)

NET ASSETS		$ 315,708,847	$ 79,891,266	$ 62,650,132	$ 60,326,923	$ -		$518,577,168

	Class A Shares (100 million, $.001 par value shares authorized)
	Net Assets	$ 78,637,860	$ 75,694,413	$ 58,838,052	$ 56,716,444			$269,886,769
	Shares outstanding	6,240,754	5,434,759	4,486,559	3,568,586	1,687,065	(b)	21,417,723
	Net asset value, offering price and redemption
	price per share	$ 12.60	$ 13.93	$ 13.11	$ 15.89			$ 12.60

	Maximum offering price per share (net asset value
	plus maximum sales charge)	$ 13.19	$ 14.59	$ 13.73	$ 16.64			$ 13.19

	Class B Shares (100 million, $.001 par value shares authorized)
	Net Assets	$ 1,623,786	$ 467,744	$ 1,175,765	$ 944,447			$ 4,211,742
	Shares outstanding	128,795	33,588	89,729	59,443	22,465	(b)	334,020
	Net asset value, offering price and redemption
	price per share	$ 12.61	$ 13.93	$ 13.10	$ 15.89			$ 12.61

	Class C Shares (100 million, $.001 par value shares authorized)
	Net Assets	$ 10,151,317	$ 3,729,109	$ 2,636,315	$ 2,666,032			$ 19,182,773
	Shares outstanding	805,704	267,671	200,947	167,865	80,245	(b)	1,522,432
	Net asset value, offering price and redemption
	price per share	$ 12.60	$ 13.93	$ 13.12	$ 15.88			$ 12.60

	Class I Shares (100 million, $.001 par value shares authorized)
	Net Assets	$ 10,816						$ 10,816
	Shares outstanding	858						858
	Net asset value, offering price and redemption
	price per share	$ 12.60						$ 12.60

	Class Z Shares (200 million, $.001 par value shares authorized)
	Net Assets	$ 225,285,068						$225,285,068
	Shares outstanding	17,870,370						17,870,370
	Net asset value, offering price and redemption
	price per share	$ 12.61						$ 12.61

	* Investments at cost	$ 333,025,009	$ 81,522,224	$ 61,734,290	$ 57,704,913			$533,986,436

	Dreyfus AMT-Free Municipal Bond Fund
	Pro Forma Statement of Operations
	For the Twelve Months Ended February 28, 2009 (Unaudited)
		Dreyfus AMT-Free Municipal Bond Fund	Dreyfus State Municipal Bond Funds, Dreyfus Michigan Fund	Dreyfus State Municipal Bond Funds, Dreyfus North Carolina Fund	Dreyfus State Municipal Bond Funds, Dreyfus Virginia Fund	Adjustments		Dreyfus AMT-Free Municipal Bond Fund
								Pro Forma Combined (Note 1)

	INVESTMENT INCOME:

INCOME:	Interest Income	$ 17,478,458	$ 4,852,648	$ 3,259,467	$ 2,966,352			$ 28,556,925
	Total Income	17,478,458	4,852,648	3,259,467	2,966,352			28,556,925

EXPENSES:	Management fee	$ 1,972,020	$ 453,542	$ 341,337	$ 314,695	$100,871	(a)	$ 3,182,465
	Shareholder servicing costs	455,742	271,511	193,471	183,566			1,104,290
	Interest and expense related to floating rate notes issued	-	114,649	-	96,798			211,447
	Professional fees	64,126	47,679	45,423	38,740	(107,000)	(b)	88,968
	Distribution fees	75,215	34,205	25,769	23,934			159,123
	Registration fees	64,409	21,169	20,706	20,882	(30,000)	(b)	97,166
	Custodian fee	44,394	8,158	12,017	8,767	(10,000)	(b)	63,336
	Directors’/Trustees’ fees	26,264	3,914	3,074	2,828	(4,500)	(b)	31,580
	Loan commitment fees	5,580	1,332	1,000	913	(2,100)	(b)	6,725
	Prospectus and shareholder reports	16,579	2,686	7,227	7,189	(4,500)	(b)	29,181
	Interest expense	556	-	-	-			556
	Miscellaneous	56,453	20,308	21,749	17,886	(30,000)	(b)	86,396
	Total Expenses	2,781,338	979,153	671,773	716,198	(87,229)		5,061,233

	Less- reduction in management fee due to
	undertaking	(997,331)	-	-	(19,649)	(547,613)	(b)	(1,564,593)
	Less- reduction in fees due to
	earnings credits	(4,958)	(4,640)	(2,485)	(4,091)	-		(16,174)

	Net Expenses	1,779,049	974,513	669,288	692,458	(634,842)		3,480,466
						-
	Investment Income-Net	15,699,409	3,878,135	2,590,179	2,273,894	634,842		25,076,459

	REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

	Net realized gain (loss) on investments	$ (2,799,114)	$ 654,966	$ (425,107)	$ (1,170,003)			$ (3,739,258)

	Net Realized Gain (Loss)	(2,799,114)	654,966	(425,107)	(1,170,003)			(3,739,258)

	Net unrealized appreciation (depreciation) on investments	(5,197,157)	(5,884,594)	(1,515,120)	(267,406)			(12,864,277)

	NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(7,996,271)	(5,229,628)	(1,940,227)	(1,437,409)			(16,603,535)

	NET INCREASE IN NET ASSETS RESULTING
	FROM OPERATIONS	$ 7,703,138	$ (1,351,493)	$ 649,952	$ 836,485	$634,842		$ 8,472,924

	(a) Reflects an anticipated expense increase as a result of the Merger.
	(b) Reflects the anticipated savings as a result of the Merger.

			See notes to pro forma financial statements.

Dreyfus AMT-Free Municipal Bond Fund

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Basis of Combination:

At a meeting held on July 20, 2009, the Board of Directors of Dreyfus Municipal Funds, Inc., on behalf of Dreyfus AMT-Free Municipal Bond Fund (the “Acquiring Fund”), and at a meeting held on July 21, 2009, the Board of Trustees of Dreyfus State Municipal Bond Funds, on behalf of each of Dreyfus Michigan Fund, Dreyfus North Carolina Fund and Dreyfus Virginia Fund (the “Funds”), each approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by Fund shareholders of the respective Fund, the Fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A, Class B and Class C shares of the Acquiring Fund equal in value to the assets less liabilities of the Fund (each, an “Exchange”). The Acquiring Fund shares will then be distributed to the respective Fund’s shareholders on a pro rata basis in liquidation of the Funds. Shareholders of each Fund will receive shares of the corresponding class of shares of the Acquiring Fund in the respective Exchange.

Each Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Funds on February 28, 2009. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Funds for the twelve months ended February 28, 2009. These pro forma financial statements reflect the financial position and results of operations assuming each of the Funds’ shareholders approved the Exchange. Each Exchange will be voted on separately by the respective Funds’ shareholders and are not conditional upon any other Exchange approvals. These statements have been derived from each Funds’ and the Acquiring Fund’s respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year end is August 31 for the Acquiring Fund and April 30 for the Funds.

The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds and the Acquiring Fund included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on February 28, 2009. The pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the relevant Exchange, the Acquiring Fund will be the accounting survivor.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2--Portfolio Valuation:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the respective fund’s Board members. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the respective Board.

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the fund’s investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1---quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All of the investments in each fund are considered Level 2.

NOTE 3--Capital Shares:

The pro forma number of shares that would be issued was calculated by dividing the net assets of each Fund’s Class A, Class B and Class C shares on February 28, 2009 by the net asset value per share of Class A, Class B and Class C shares of the Acquiring Fund on February 28, 2009.

NOTE 4--Pro Forma Operating Expenses:

The accompanying pro forma statement of operations reflects changes in fund expenses as if the Exchange had taken place on March 1, 2008. The Dreyfus Corporation will bear the expenses of each Exchange.

NOTE 5--Federal Income Taxes:

Each fund has qualified as a “regulated investment company” under the Internal Revenue Code. After the Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

NOTE 6--Bank Line of Credit:

The Funds and Acquiring Fund participate with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

NOTE 7--Securities Transactions:

Dreyfus Michigan Fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the pro forma statement of assets and liabilities.

DREYFUS MUNICIPAL FUNDS, INC.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), filed December 15, 2008 (File No. 33-42162) (“Post-Effective Amendment No. 33”).

Item 16	Exhibits.

(1)(a)

Registrant’s Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 10 to the Registration Statement, filed on April 1, 1996 (“Post-Effective Amendment No. 10”).

(1)(b)

Registrant’s Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 20 to the Registration Statement, filed on January 29, 2003 (“Post-Effective Amendment No. 20”).

(1)(c)

Certificates of Correction to Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 22 to the Registration Statement, filed on December 29, 2003 (“Post-Effective Amendment No. 22”).

(1)(d)

Registrant’s Articles of Amendment are incorporated by reference to Exhibit (a)(iii) of Post-Effective Amendment No. 30 to the Registration Statement, filed on March 15 2007 (“Post-Effective Amendment No. 30”).

(1)(e)	Registrant’s Articles Supplementary are incorporated by reference to Exhibit (a)(v) of Post-Effective Amendment No. 32 to the Registration Statement, filed on October 16, 2008.

(1)(f)	Registrant’s Articles Supplementary are incorporated by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 33.

(2)	Registrant’s Amended By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 27 to the Registration Statement, filed on December 27, 2006.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)

Management Agreement, as revised, is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 31 to the Registration Statement, filed on December 27, 2007 (“Post-Effective Amendment No. 31”).

(7)(a)	Distribution Agreement, as revised, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 31.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 21 to the Registration Statement, filed on March 28, 2003.

(7)(c)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 29 to the Registration Statement, filed on February 27, 2007.

(8)	Not Applicable.

(9)(a)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 33.

(9)(b)	Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 10.

(9)(c)

Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 18 to the Registration Statement, filed on December 28, 2001 (“Post-Effective Amendment No. 18”).

(9)(d)	Forms of Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 3 to the Registration Statement, filed on December 15, 1993.

(9)(e)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 18.

(10)(a)	Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 30.

(10)(b)	Rule 12b-1 Service Plan, as revised, is incorporated by reference to Exhibit (m)(i) of Post-Effective Amendment No. 30.

(10)(c)	Rule 12b-1 Distribution Plan, as revised, is incorporated by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 30.

(10)(d)	Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 33.

(11)	Opinion and Consent of Registrant’s counsel.*

(12)	Opinion and Consent of counsel regarding tax matters for:

(a) Dreyfus Michigan Fund.**
(b) Dreyfus North Carolina Fund.**
(c) Dreyfus Virginia Fund.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	Not Applicable.

(16)	Power of Attorney.***

(17)(a)	Forms of Proxy.*

(17)(b)	The Prospectus and Statement of Additional Information of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 33-42162).

________________________

*	Filed herein or herewith.
**	To be filed by Post-Effective Amendment.
***	Filed as part of signature page.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinions of counsel regarding tax matters within a reasonable period of time after receiving such opinions.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 31st day of July, 2009.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer, President

Power of Attorney

Each person whose signature appears below on this Registration Statement on Form N-14 hereby constitutes and appoints James Windels, Michael A. Rosenberg, Janette E. Farragher, Robert R. Mullery, Jeff Prusnofsky, James Bitetto and John B. Hammalian and each of them, with full power to act without the other, his/her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him/her and in his/her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his/her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ J. David Officer	President (Principal Executive Officer)	July 31, 2009
/s/ J. David Officer

/s/ James Windels	Treasurer (Principal Financial and	July 31, 2009
James Windels	Accounting Officer)

/s/ Joseph S. DiMartino	Chairman of the Board	July 31, 2009
Joseph S. DiMartino

/s/ William Hodding Carter III	Board Member	July 31, 2009
William Hodding Carter III

/s/ Gordon J. Davis	Board Member	July 31, 2009
Gordon J. Davis

/s/ David Burke	Board Member	July 31, 2009
David Burke

/s/ Joni Evans	Board Member	July 31, 2009
Joni Evans

/s/ Ehud Houminer	Board Member	July 31, 2009
Ehud Houminer

/s/ Richard C. Leone	Board Member	July 31, 2009
Richard C. Leone

/s/ Hans C. Mautner	Board Member	July 31, 2009
Hans C. Mautner

/s/ Robin A. Melvin	Board Member	July 31, 2009
Robin A. Melvin

/s/ Burton Wallack	Board Member	July 31, 2009
Burton Wallack

/s/ John E. Zuccotti	Board Member	July 31, 2009
John E. Zuccotti

Exhibit Index

(11)	Opinion and Consent of Registrant’s counsel

(14)	Consent of Independent Registered Public Accounting Firm